As Filed With the Securities and Exchange Commission On December 20, 2000.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. 1                  POST-EFFECTIVE AMENDMENT NO. ____
                        (Check appropriate box or boxes)

                              THE PBHG FUNDS, INC.

                    -----------------------------------------
               (Exact Name of Registrant as Specified in CharteR)

                               825 DUPORTAIL ROAD
                            WAYNE, PENNSYLVANIA 19087

                   ------------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 433-0051

Name and Address of Agent for Service:

                                HAROLD J. BAXTER
                        Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                            Wayne, Pennsylvania 19087

Copies To:

THOMAS H. DUNCAN, ESQUIRE                      JOHN M. ZERR, ESQUIRE
Ballard Spahr Andrews & Ingersoll, Llp         Pilgrim Baxter & Associates, Ltd.
1225 17Th Street                               825 Duportail Road
Suite 2300                                     Wayne, Pennsylvania 19087
Denver, Colorado 80202

         Approximate Date of Proposed Reorganization: as Soon as Practicable After the Registration Statement Becomes Effective Under the Securities Act of 1933.

         The Title of the Securities Being Registered is PBHG Class Shares of Global Technology & Communications Fund. No Filing Fee is Due in Reliance On
Section 24(F) of the Securities Act of 1933.

         The Registrant Hereby Amends This Registration Statement On Such Date or Dates as May be Necessary to Delay the Effective Date Until the Registrant Shall File a Further Amendment Which Specifically States That This Registration Statement Shall Thereafter Become Effective in Accordance With Section 8(A) of the Securities Act of 1933 or Until the Registration Statement Shall Become Effective On Such Date as the Commission, Acting Pursuant to Said Section 8(A), May Determine.

                              THE PBHG FUNDS, INC.
                                 P.O. Box 219534
                        Kansas City, Missouri 64121-9534

                                                               December 20, 2000

Dear Shareholder:

     Enclosed is a combined proxy statement and prospectus seeking your approval of a proposed combination of PBHG International Fund ("International Fund"), an investment portfolio of The PBHG Funds, Inc. ("PBHG Funds"), with PBHG Global Technology & Communications Fund ("GTC Fund"), which is also an investment portfolio of PBHG Funds.

     You have recently received a proxy statement and related proxy card on proposals to approve a new investment advisory agreement and sub-advisory agreement for International Fund, to approve changes to certain of its investment policies and to approve the redomestication of PBHG Funds as a Delaware business trust. The combination of International Fund with GTC Fund is a separate proposal that requires your approval.

     GTC Fund seeks long-term growth of capital as its investment objective. International Fund seeks to provide investors with long-term capital appreciation. GTC Fund seeks to meet its objective by investing at least 65% of its total assets in common stocks of U.S. and non-U.S. companies located in at least three different countries doing business in the technology and communications sectors of the market. International Fund seeks to meet its objective by investing at least 65% of its total assets in a broader range of foreign equity securities in at least three countries other than the United States. Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to both funds. Murray Johnstone International Limited is sub-advisor to the International Fund.

     International Fund, since its inception, has underperformed its benchmark, the Morgan Stanley Capital International Europe, Australia and Far East Index. The net assets of International Fund have decreased from approximately $21.3 million at March 31, 1997 to approximately $9.5 million at September 30, 2000. Pilgrim Baxter has advised the Board of Directors that in its opinion, International Fund will not be able to attract sufficient assets for continued long-term viability. After considering various alternatives, the Board of Directors concluded that combining International Fund with GTC Fund would serve the best interests of International Fund and its shareholders. The accompanying document describes the proposed transaction and compares the investment policies, operating expenses and performance of the two funds for your evaluation.

     You are being asked to approve a Plan of Reorganization for International Fund which provides for the reclassification and change of the outstanding shares of International Fund into shares of GTC Fund based upon their respective net asset values. After careful consideration, the Board of Directors recommends that you vote FOR the proposal after carefully reviewing the enclosed materials.

     Your vote is important. Please take a moment now to sign and return your proxy card in the enclosed postage paid return envelope. This action is required even if you have previously returned your proxy card relating to approval of the new investment advisory agreement and sub-advisory agreement for International Fund and the redomestication of PBHG Funds. If we do not hear from you after a reasonable amount of time you may receive a telephone call from our proxy solicitor, reminding you to vote your shares. You may also vote your shares on the web at www.proxyvote.com by following the instructions that appear on the enclosed proxy insert, or by calling the telephone number printed on your proxy card and following the instructions provided.

                                                          Sincerely,


                                                          Harold J. Baxter
                                                          Chairman

                             PBHG International Fund
                                 a Portfolio of
                              The PBHG Funds, Inc.
                                 P.O. Box 219534
                        Kansas City, Missouri 64121-9534

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         To Be Held on January 25, 2001

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of PBHG International Fund ("International Fund"), an investment portfolio of The PBHG Funds, Inc. ("PBHG Funds"), will be held at the Peninsula Hotel, La Grande Salle Room, 700 Fifth Avenue, New York, New York 10019, on January 25, 2001, at 10:00 a.m., local time, for the following purposes:

     1. To approve a Plan of Reorganization (the "Plan of Reorganization") for International Fund and the consummation of the transactions contemplated therein. The Plan of Reorganization provides for the reclassification and change of the issued and outstanding International Fund shares into shares of PBHG Global Technology & Communications Fund ("GTC Fund") of the same class (the "Reorganization"). The value of each International Fund shareholder's account with GTC Fund immediately after the Reorganization will be the same as the value of such shareholder's account with International Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. An amendment to the Charter of PBHG Funds will be filed in connection with the Reorganization to effect the reclassification of the International Fund shares.

     2. To transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

          Shareholders of record as of the close of business on November 17, 2000, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

     You are invited to attend the Special Meeting, but if you cannot do so, please complete and return in the enclosed envelope the accompanying proxy as promptly as possible, which is being solicited by the management of PBHG Funds. This is important for the purpose of ensuring a quorum at the Special Meeting. You may also vote your shares by calling the telephone number on your proxy card, or on the Internet at www.proxyvote.com. You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy, by giving written notice of revocation to PBHG Funds at any time before the proxy is exercised or by voting in person at the Special Meeting.


                                            John M. Zerr
                                            Secretary
December 20, 2000

                             PBHG INTERNATIONAL FUND
                  PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
                               each a portfolio of
                              THE PBHG FUNDS, INC.
                                 P.O. Box 219534
                        Kansas City, Missouri 64121-9534
                            Toll Free: (800) 433-0051


                     Combined Proxy Statement and Prospectus

                             Dated: December 20, 2000

     This document is being furnished to you in connection with the Special Meeting of Shareholders of PBHG International Fund ("International Fund"), an investment portfolio of The PBHG Funds, Inc. ("PBHG Funds"), to be held on January 25, 2001 (the "Special Meeting"). At the Special Meeting you will be asked to consider and approve a Plan of Reorganization (the "Plan of Reorganization") for International Fund and the consummation of the transactions described therein, as further described in this Combined Proxy Statement and Prospectus (the "Reorganization"). The Board of Directors of PBHG Funds has unanimously approved the Plan of Reorganization as being in the best interest of International Fund shareholders.

     You have already received a proxy statement and related proxy card on proposals to approve a new investment advisory agreement and sub-advisory agreement for International Fund, to approve changes to certain of its investment policies and to approve the redomestication of PBHG Funds as a Delaware business trust. The combination of International Fund with GTC Fund is a separate proposal that requires your approval.

     The Plan of Reorganization provides for the reclassification of the shares of International Fund and the change of the outstanding shares of International Fund into shares of PBHG Global Technology & Communications Fund ("GTC Fund") based upon the net asset values of the two funds. All of the assets and liabilities of International Fund will become assets and liabilities of GTC Fund. The value of your account with GTC Fund immediately after the Reorganization will be the same as the value of your account with International Fund immediately before the Reorganization.

     GTC Fund is an investment portfolio of PBHG Funds, an open-end, series management investment company. The investment objective of International Fund is to provide investors with long-term capital appreciation. The investment objective of GTC Fund is to provide investors with long-term growth of capital. GTC Fund seeks to obtain that objective by investing at least 65% of its total assets in common stocks of U.S. and non-U.S. companies located in at least three different countries doing business in the technology and communications sectors of the market. International Fund invests at least 65% of its assets in a broader range of foreign equity securities of companies located in at least three countries other than the United States. Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") serves as the investment adviser to both funds. Murray Johnstone International Limited is sub-advisor to the International Fund. See "Comparison of Investment Objectives, Policies and Restrictions."

     This Combined Proxy Statement and prospectus ("Proxy Statement/Prospectus") sets forth concisely the information that you should know before voting on the Plan of Reorganization. It should be read and retained for future reference.

     The current prospectus for both International Fund and GTC Fund, dated July 31, 2000, as supplemented October 16, 2000, together with the related Statement of Additional Information also dated July 31, 2000, are on file with the Securities and Exchange Commission (the "SEC") and are incorporated into this Proxy Statement/Prospectus by this reference. A copy of the current prospectus of PBHG Funds is attached as Appendix II to this Proxy Statement/Prospectus. These documents, as well as the Annual Report of the PBHG Funds and the Statement of Additional Information to this Proxy Statement/Prospectus, are also available without charge by writing to The PBHG Funds, Inc., P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling (800) 433-0051. The SEC maintains a Web site at http://www.sec.gov that contains the prospectus and statement of additional information described above, material incorporated by reference, and other information about PBHG Funds. You can obtain additional information about International Fund and GTC Fund on the Web at http://www.pbhgfunds.com.

     The SEC has not approved or disapproved these securities or determined whether the information in this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            [End of Front Cover Page]

                                [BACK COVER PAGE]

                              THE PBHG FUNDS, INC.

                                TABLE OF CONTENTS

                                                                            Page
INTRODUCTION.............................................................................2
SUMMARY .................................................................................3
    Reorganization.......................................................................3
    Background and Reasons for the Reorganization........................................3
    Comparison of GTC Fund and International Fund........................................4
RISK FACTORS.............................................................................5
    Comparative Risks....................................................................5
    Risks Associated with GTC Fund.......................................................6
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...........................7
    Investment Objectives................................................................7
    Investment Policies..................................................................7
    Investment Restrictions..............................................................8
ADDITIONAL INFORMATION ABOUT THE PLAN OF REORGANIZATION.................................11
    The Reorganization..................................................................11
    Board Considerations................................................................11
    Other Terms.........................................................................14
    Federal Tax Consequences............................................................15
OPERATION OF GTC FUND FOLLOWING THE REORGANIZATION......................................17
    General ............................................................................17
    Change in Control of Pilgrim Baxter.................................................18
    Redomestication of PBHG Funds as a Delaware Business Trust..........................19
ACTION REQUESTED .......................................................................20
OWNERSHIP OF INTERNATIONAL FUND AND GTC FUND SHARES.....................................21
    Significant Holders.................................................................21
    Ownership of Directors and Officers.................................................22
CAPITALIZATION..........................................................................22
LEGAL MATTERS...........................................................................22
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION...........................22
ADDITIONAL INFORMATION ABOUT GTC FUND...................................................23
APPENDIX I ........................................................ Plan of Reorganization
APPENDIX II.............................................Prospectus of The PBHG Funds, Inc.
APPENDIX III.........................................Description of Investment Limitations
                               [End of Back Cover]

                                  INTRODUCTION

     This Proxy Statement/Prospectus is furnished to you in connection with the solicitation of proxies by PBHG Funds' Board of Directors for use at the Special Meeting of Shareholders of International Fund to be held at the Peninsula Hotel, La Grande Salle Room, 700 Fifth Avenue, New York, New York 10019, on January 25, 2001, at 10:00 a.m., local time. That meeting and any adjournments thereof are referred to as the "Special Meeting".

     We expect to solicit proxies principally by mail, but we may also solicit proxies by telephone, facsimile, telegraph or personal interview. Our officers will not receive any additional or special compensation for solicitation activities. We have also engaged the services of Shareholder Communications Corporation ("SCC") to assist in the solicitation of proxies. We estimate that the cost of SCC's services will be approximately $10,000. Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), the investment adviser for each fund, will reimburse International Fund and GTC Fund for the costs and expenses they incur in connection with the Reorganization. For International Fund, this will include expenses incurred in preparing, printing and mailing proxy materials for the Special Meeting of shareholders and proxy solicitation costs. Those costs (including fees paid to SCC) are anticipated to be $75,000.

     All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions they contain. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with management's recommendation on other matters. The presence in person or by proxy of one-third of the outstanding shares of International Fund entitled to vote at the Special Meeting will constitute a quorum ("Quorum"). Approval of the Plan of Reorganization requires the affirmative vote of a majority of the total number of shares of International Fund outstanding and entitled to vote at the Special Meeting. Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes but will be considered votes against approval of the Reorganization at the Special Meeting. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of PBHG Funds. In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting, you may revoke your proxy by requesting a ballot and voting in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

     Shareholders of record as of the close of business on November 17, 2000 (the "Record Date"), are entitled to vote at the Special Meeting. On the Record Date, there were outstanding 791,873.67 PBHG Class shares of International Fund. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

     We intend to mail this Proxy Statement/Prospectus and the accompanying proxy on or about December 20, 2000.

                                     SUMMARY

Reorganization

     The Plan of Reorganization provides for the reclassification and change of the issued and outstanding International Fund shares into GTC Fund shares (the "Reorganization"). If shareholders of International Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of International Fund will become the assets and liabilities of GTC Fund, and the issued and outstanding PBHG Class shares of International Fund will be changed into PBHG Class shares of GTC Fund that have a net asset value equal to the net value of the International Fund assets immediately prior to the Reorganization. The value of each International Fund shareholder's account with GTC Fund immediately after the Reorganization will be the same as the value of such shareholder's account with International Fund immediately prior to the Reorganization. A copy of the Plan of Reorganization is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Plan of Reorganization" below.

     We will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay Federal income taxes as a result of the Reorganization. See "Additional Information About the Plan of Reorganization - Federal Tax Consequences" below.

     GTC Fund is a non-diversified investment portfolio of PBHG Funds, an open-end series management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The principal offices of PBHG Funds are located in Kansas City, Missouri (telephone: (800) 433-0051).


Background and Reasons for the Reorganization

     The Board of Directors of PBHG Funds, including each of the independent directors, has determined that the reorganization of International Fund into GTC Fund is in the best interests of both funds and their shareholders and that the interests of the shareholders of each fund will not be diluted as a result of the Reorganization.

     In making that determination, the Board of Directors considered the fact that the total net assets of International Fund have decreased by more than 50% since the fiscal year ended March 31, 1997. International Fund has consistently underperformed its benchmark index since inception. Pilgrim Baxter advised the Board of Directors that it did not believe that International Fund could attract sufficient assets within a reasonable period of time to remain viable as a separate investment portfolio. After considering alternatives for the future of International Fund, the Board of Directors concluded that International Fund should be combined with GTC Fund.

     In evaluating the proposed Reorganization, the Board of Directors considered a number of factors, including:

          o The compatibility of the investment objectives and principal investment strategies of the two funds.

          o    The performance track records of the two funds.

          o The potential for greater operating efficiencies of the combined funds.

          o The tax-free nature of the Reorganization for income tax purposes.

          o The undertaking by Pilgrim Baxter to bear the expenses of the Reorganization.

          o    The comparative expenses of the two funds.

     For additional information concerning the deliberations of the Board of Directors on the Plan of Reorganization see "Additional Information About the Plan of Reorganization."


Comparison of GTC Fund and International Fund

     Investment Objective and Policies

     International Fund seeks to provide its investors with long-term capital appreciation. GTC Fund seeks to provide investors with long-term growth of capital. GTC Fund and International Fund follow different investment strategies to achieve their similar investment objectives.

     GTC Fund normally invests at least 65% of its total assets in common stocks of U.S. and non-U.S. companies, and American Depository Receipts ("ADRs") of non-U.S. companies, doing business in the technology and communications sectors of the market. These companies will be in at least three different countries, one of which may be the U.S. GTC Fund is concentrated, which means that it invests 25% or more of its total assets in one or more of the industries within those sectors. GTC Fund generally invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.

     International Fund generally invests at least 65% of its assets in foreign equity securities of companies in at least three countries other than the United States. Currently, International Fund principally focuses its investments in those countries represented in the Morgan Stanley Capital International Europe, Australia and Far East Index.

     Investment Advisory Services

     Pilgrim Baxter serves as investment adviser to International Fund and GTC Fund. Murray Johnstone International Limited, Glasgow, Scotland, is the sub-adviser to International Fund. If the Reorganization is consummated, the investments of International Fund will no longer be sub-advised by Murray Johnstone.

     Pilgrim Baxter is a wholly-owned subsidiary of United Asset Management Corporation ("UAM"). Old Mutual plc, an English public limited company, recently acquired all of the outstanding shares of UAM through a tender offer and short form merger, which is later defined in this Proxy Statement/Prospectus as the "Transaction." Because this transaction resulted in a change in control of UAM, and indirectly Pilgrim Baxter, it caused the automatic termination of the investment advisory agreement between PBHG Funds and Pilgrim Baxter. The Board of Directors has approved a new investment advisory agreement with Pilgrim Baxter that contains provisions identical to those in the current investment advisory agreement. The shareholders of GTC Fund are expected to approve the new advisory agreement with Pilgrim Baxter at a separate meeting held on the same date as the Special Meeting. See "Operation of GTC Fund Following the Reorganization" for more information concerning the change in control of Pilgrim Baxter.

     Sales Charges

     No sales charges are applicable to the Reorganization.

     The PBHG Class shares of GTC Fund and International Fund are both sold without an initial or other sales charge.

     Operation Expenses

     A comparison of the operating expenses of International Fund and GTC Fund is provided below.

                           GTC Fund(1)         International Fund(2)
                           --------            ------------------

Management Fees             1.50%                     1.00%

12b-1 Fees                  none                      none

Other Expenses              0.50%                     1.00%

Total Fund
Operating
Expenses                    2.00%                     2.00%

(1) Other Expenses for GTC Fund are based upon estimated amounts the fund expects to pay during its current fiscal year. In connection with the transaction, Old Mutual and Pilgrim Baxter have represented that they will maintain GTC Fund's existing expense limitation agreement for a period of two years. Therefore, for a period of two years from the date of consummation of the transaction Pilgrim Baxter has agreed to waive that portion, if any, of the annual management fees payable by GTC Fund and to pay certain expenses of the GTC Fund to the extent necessary to ensure that the total annual fund operating expenses to not exceed 2.15%.

(2) The expenses for International Fund are based upon those incurred by the fund during its fiscal year ended March 31, 2000. In connection with the transaction, Old Mutual and Pilgrim Baxter have represented that they will maintain International Fund's existing expense limitation agreement for a period of two years. Therefore, for a period of two years from the date of consummation of the transaction, Pilgrim Baxter has agreed to waive that portion, if any, of the annual management fee payable by International Fund and to pay certain expenses of International Fund to the extent necessary to ensure that the total annual fund operating expenses do not exceed 2.25%.

     Distribution; Purchase, Exchange and Redemption

     Shares of GTC Fund and International Fund are both distributed by SEI Investments Distribution Co. Purchase and redemption procedures are the same for GTC Fund and International Fund. Shares of GTC Fund and International Fund may be exchanged for shares of other funds of The PBHG Funds, Inc.

     Further Information

     Additional information concerning GTC Fund is contained in this Proxy Statement/Prospectus and in the current prospectus for PBHG Funds that is attached hereto as Appendix II. Further information concerning International Fund can also be found in the PBHG Funds prospectus. The cover page describes how you may obtain further information.

                                  RISK FACTORS

Comparative Risks

     International Fund seeks to provide investors with long-term capital appreciation while GTC Fund seeks to provide investors with long-term growth of capital. GTC Fund seeks to meet this objective by investing in equity securities of foreign and domestic companies doing business in the technology and communications sectors, while International Fund invests in a broader range of securities of foreign issuers.

     The price of securities held by International Fund and GTC Fund will fluctuate, which means the value of your investment in either fund will go up and down, and you could lose money. Both funds invest in foreign equity securities, including investments in companies located in emerging or developing countries, and in companies with smaller market capitalization, which present greater risks than investments in securities of larger U.S. issuers.

     GTC Fund is not diversified and is concentrated, which means that it may invest a higher percentage of its total assets in a limited number of stocks and in securities issued by companies in the industries within the technology or communications sectors of the market. After the Reorganization, a down-turn in prospects of those companies or market sectors could have a larger impact on the price of the GTC Fund shares you own than if it were more diversified and invested in a wider range of industries or sectors. The greater asset diversification of international fund might provide some protection against the risk of loss in times of declining markets. The risks associated with ownership of GTC Fund shares are described below.


Risks Associated with GTC Fund

     GTC Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on GTC Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

     GTC Fund is concentrated which means, as compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on GTC Fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments.

     The value of an investment in GTC Fund will go up and down, which means you could lose money.

     The price of the securities in GTC Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

     Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

     Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more under-developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

     Although GTC Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

     An investment in GTC Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

     The investment objective of GTC Fund is to provide investors with long-term capital appreciation, while International Fund seeks to provide long-term capital appreciation.


Investment Policies

     A description of the investment policies of each of GTC Fund and International Fund is provided below.

     GTC Fund

     Under normal market conditions, GTC Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of U.S. and non-U.S. companies and American Depositary Receipts ("ADRs ") of non-U.S. companies doing business in the technology and communications sectors of the market. In addition, GTC Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

     GTC Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. GTC Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

     Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing GTC Fund. Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics. Pilgrim Baxter may sell a security held by GTC Fund for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

     International Fund

     Under normal market conditions, International Fund invests at least 65% of its total assets in foreign equity securities of companies in at least three countries other than the United States. Currently, International Fund principally focuses its investments in those countries represented in the Morgan Stanley Capital International Europe Australia and Far East Index. Nonetheless, more than 25% of International Fund's total assets may be invested in companies whose principal activities are in specific countries or geographic regions, including countries generally considered to be an emerging or developing country by the international finance community. International Fund may sell a security for a variety of reasons, such as to invest in another company or country offering superior investment opportunities.

     The investment process of Murray Johnstone, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the International Fund, Murray Johnstone uses twenty factors, like currency considerations, to score and rank a universe of countries and geographic regions according to investment potential. Then, using its own fundamental research, Murray Johnstone attempts to identify individual companies with superior growth records and expectations, sound balance sheets and high cash flow generation. Each company's investment value is evaluated based on factors like relative price performance, upward earnings estimate revisions, improving balance sheets and strength of management. Murray Johnstone's decision to sell a security depends on many factors. Generally speaking, however, Murray Johnstone considers selling a security when another company or country is believed to offer superior investment opportunities, the risk associated with a particular currency becomes too great, or the security falls short of Murray Johnstone's expectations.

Investment Restrictions

     Although International Fund and GTC Fund are each a separate series of PBHG Funds, they are generally subject to the same investment restrictions. There are, however, two differences in their investment restrictions.

     International Fund may not invest more than 25% of its total assets in securities of one or more issuers whose business activities are in the same industry. Only 50% of the assets of GTC Funds are subject to that limitation as required by the diversification test of the Internal Revenue Code.

     With respect to 75% of International Fund's net assets, International Fund is restricted from investing in the securities of any one issuer (other than the obligations of the U.S. government, its agencies, authorities and instrumentalities) if immediately after such investment more than 5% of the value of the fund's total assets, taken at market value, would be invested in such issuer or more than 10% of such issuers outstanding voting securities would be owned by the fund. This restriction does not apply to GTC Fund.

     The Board of Directors has approved changes to the fundamental and non-fundamental investment limitations applicable to GTC Fund. Changes in fundamental investment limitations must be approved by GTC Fund shareholders before they become effective. A separate meeting of the shareholders of GTC Fund has been called to consider the new fundamental investment limitations on the same date as the Special Meeting.

     The changes to the investment limitations of GTC Fund were proposed because some are no longer necessary under applicable law and other are unnecessary or unwarranted under current business or industry conditions. The new limitations will provide greater flexibility in managing GTC Fund and will eliminate difference in the phrasing of limitations for different investment portfolios of PBHG Funds.

     If approved, the new investment limitations would have the following effect for GTC Fund:

          o Money could be borrowed to the extent permitted under the 1940 Act, currently in an amount up to 33-1/3% of assets, rather than subject to a 10% of assets limitation. The requirement that borrowings in excess of 5% of assets be repaid before investments are made would be eliminated.

          o The fundamental limitation on making loans would be revised to allow loans to the extent permitted by the 1940 Act.

          o The fundamental limitation on investments in oil, gas and other mineral exploration programs would be eliminated.

          o The fundamental limitation on investing for purposes of controlling an issuer would be eliminated.

          o The fundamental limitation on short sales of securities would be eliminated.

          o The non-fundamental policy on investments in restricted securities would be revised to allow investment of 15% of the GTC Fund's total assets in restricted securities, compared to 10% under current policies.

          o Non-fundamental policies limiting investments in options and futures contracts would be eliminated.

     The proposed changes will not affect the investment objective of GTC Fund or its principal investment strategies. Although the proposed investment limitations would provide greater investment flexibility to respond to future investment opportunities, the changes, individually and in the aggregate, are not anticipated to result in a material change in the level of risk associated with GTC Fund or the manner in which GTC Fund is currently managed.

     A description of the new investment limitations for GTC Fund is attached as Appendix III. If the new investment limitations are not approved, GTC Fund will continue to operate under its current investment limitations.

             ADDITIONAL INFORMATION ABOUT THE PLAN OF REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Plan of Reorganization. The deliberations of the Board of Directors concerning the Reorganization and significant provisions of the Plan of Reorganization are summarized below. A copy of the Plan of Reorganization is attached as Appendix I to this Proxy Statement/Prospectus.


The Reorganization

     Pursuant to the Plan of Reorganization the issued and outstanding PBHG Class shares of International Fund will be changed into PBHG Class shares of GTC Fund having an aggregate net asset value equal to the net value of the assets of the International Fund immediately prior to the Reorganization. The value of each International Fund shareholder's account with GTC Fund immediately after the Reorganization will be the same as the value of such shareholder's account with International Fund immediately prior to the Reorganization. Shareholders will not pay any sales charge in connection with the Reorganization.

     The Reorganization will be consummated through filing Articles of Amendment to the Charter of PBHG Funds in the form attached to the Plan of Reorganization. All of the assets and liabilities of International Fund will become assets and liabilities of GTC Fund. The outstanding shares of International Fund will be deemed to have been redeemed upon issuance of GTC Fund shares to International Fund shareholders. Then, all of the authorized but unissued shares of International Fund will be reclassified as authorized shares of PBHG Funds without any further designation or classification.

     Each share of GTC Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to a class of shares of GTC Fund and, upon liquidation of GTC Fund, to participate proportionately in its net assets allocable to a class after satisfaction of the outstanding liabilities allocable to that class. Fractional shares of GTC Fund have proportionately the same rights, including voting rights as are provided for full shares.

     Consummation of the Reorganization is expected to occur on January 25, 2001, at 5:00 p.m. Eastern Time on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on that day.


Board Considerations

     The Board of Directors of PBHG Funds determined that the proposed Reorganization of International Fund is in the best interests of the shareholders of International Fund and GTC Fund, and recommended approval of the Plan of Reorganization by International Fund shareholders at the Special Meeting. A summary of the information that was presented to, and considered by, the Board of Directors in making their determination is provided below.

     At a meeting of the Board of Directors held on November 13, 2000, Pilgrim Baxter proposed that the Board of Directors approve the proposed Reorganization of International Fund. The Directors received from Pilgrim Baxter written materials that described the structure and tax consequences of the proposed Reorganization and contained information concerning International Fund and GTC Fund, including comparative historical total return, fee and expense information and a comparison of the investment policies of the two funds.

     In considering the proposed Reorganization, the Board of Directors noted that International Fund and GTC Fund have substantially the same investment objective. GTC Fund seeks to meet that objective by investing in common stocks of U.S. and non-U.S. companies doing business in the technology and communications sectors of the market, while International Fund invests in a broader range of foreign securities.

     The Reorganization was proposed by Pilgrim Baxter because investors have not viewed International Fund as an attractive investment alternative. The net assets of International Fund decreased significantly from approximately $21 million at March 31, 1997 to approximately $8.7 million at October 31, 2000. GTC Fund's total assets at October 31, 2000 were approximately $95.5 million. The combined assets of the two funds should provide a more stable base for management because daily purchases and redemptions of shares should have a less significant impact on the size of the combined fund. The Reorganization could also result in greater economies of scale for GTC Fund by lowering its ratio of total operating expenses to total net assets.

     The information presented to the Board of Directors by Pilgrim Baxter demonstrated that International Fund has consistently underperformed its benchmark index, the Morgan Stanley Capital International Europe, Australia and Far East Index (the "MSCI EAFE INDEX") since inception.


                   Average Annual Total Returns as of 9/30/00

                                                              Since Inception
                          Past 1 Year      Past 5 Years          (6/15/94)
                          -----------      ------------          ---------

International Fund           0.83%             7.62%               5.42%

MSCI EAFE Index              3.16%             8.58%               7.79%*

*   The since inception return was calculated from June 30, 1994

GTC Fund commenced operations on May 31, 2000. Based upon its performance since inception, The Board of Directors concluded that GTC Fund has the potential to provide a better return to shareholders than International Fund after the Reorganization is completed.

     The Board of Directors noted that the total operating expenses of International Fund, expressed as a percentage of net assets, are approximately the same as those of GTC Fund. Although the investment advisory fee paid by GTC Fund is higher than the investment advisory fee paid by International Fund, International Fund's other operating expenses are higher than those projected for GTC Fund.

     Pilgrim Baxter advised the Board of Directors that because of substandard performance and declining net assets, it intended to terminate its subadvisory contract with Murray Johnstone. The Board of Directors considered alternatives for the future of International Fund, including engaging a new investment subadviser, liquidating International Fund and combining International Fund with another investment portfolio of PBHG Funds. Pilgrim Baxter advised the Board of Directors that it did not believe International Fund would be able to attract sufficient assets to remain viable even if another subadviser were engaged. Liquidation of International Fund would result in shareholders potentially having to recognize a gain for tax purposes, requiring them to pay additional income taxes. After a review of the other investment portfolios of PBHG Funds, the Board of Directors concluded that the investment policies of GTC Fund were most compatible with those of International Fund.

     The Board of Directors further noted that the value of each shareholder's account with GTC Fund immediately after the Reorganization will be the same as the value of that shareholder's account with International Fund immediately prior to the Reorganization meaning that there will be no dilution of the value of the shares of either fund. No initial sales or other charges will be imposed on any of the shares of GTC Fund acquired by the shareholders of International Fund in connection with the Reorganization. The Board also noted that Pilgrim Baxter has agreed to reimburse International Fund and GTC Fund for costs and expenses they incur in connection with the Reorganization.

     Finally, the Board of Directors reviewed the principal terms of the Plan of Reorganization. The Board of Directors noted that International Fund would be provided with an opinion of counsel that the Reorganization would be tax-free as to International Fund and its shareholders.

     At the meeting of the Board of Directors, based upon their evaluation of the information presented to them, the Board of Directors determined that the proposed Reorganization will not dilute the interests of International Fund or GTC Fund shareholders and is in the best interest of shareholders of International Fund and GTC Fund in light of the above-mentioned factors. Therefore, the Board of Directors recommended the approval of the Plan of Reorganization by the shareholders at a Special Meeting.


Other Terms

     Completion of the Reorganization is subject to various conditions, including the following:

     o An amendment to the Charter of PBHG Funds shall have been filed with the Maryland Department of Assessments and Taxation.

     o All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received.

     o The Plan of Reorganization, the amendment to the Charter and related corporate matters shall have been approved by the shareholders of International Fund at the Special Meeting by the affirmative vote of a majority of the total number of International Fund shares.

     o The assets of International Fund to be acquired by GTC Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by International Fund immediately prior to the reclassification,

     o The dividend or dividends as described in the Plan of Reorganization shall have been declared,

     o PBHG Funds shall have received an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") to the effect that consummation of the transactions contemplated by the Plan of Reorganization will constitute a "reorganization" within the meanings of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that the shareholders of International Fund will recognize no gain or loss to the extent that they receive shares of GTC Fund in exchange for their shares of International Fund in accordance with the Plan of Reorganization,

     o PBHG Funds shall have received an opinion of BSA&I addressed to and in form and substance satisfactory to PBHG Funds, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of PBHG Funds and the holders of the shares of International Fund.


Federal Tax Consequences

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     o The Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     o No gain or loss will be recognized by International Fund upon the reclassification of its assets to GTC Fund;

     o No gain or loss will be recognized by any shareholder of International Fund upon the exchange of shares of International Fund solely for shares of GTC Fund;

     o The tax basis of the shares of GTC Fund to be received by a shareholder of International Fund will be the same as the tax basis of the shares of International Fund surrendered in exchange therefor;

     o The holding period of the shares of GTC Fund to be received by a shareholder of International Fund will include the holding period for which such shareholder held the shares of International Fund exchanged therefor, provided that such shares of International Fund are capital assets in the hands of such shareholder as of the date the Reorganization is consummated;

     o No gain or loss will be recognized by GTC Fund upon the reclassification of the assets of International Fund as part of the assets of GTC Fund;

     o The tax basis of the assets of International Fund in the hands of GTC Fund will be the same as the tax basis of such assets in the hands of International Fund immediately prior to the Reorganization; and

     o The holding period of the assets of International Fund to be received by GTC Fund will include the holding period of such assets in the hands of International Fund immediately prior to the Reorganization.

     As a condition to closing, BSA&I will render a favorable opinion to PBHG Funds as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon the accuracy, as of the date of closing, of certain representations made by PBHG Funds upon which BSA&I will rely in rendering its opinion, which representations include, but are not limited to, the following (taking into account for purposes thereof any events that are part of the Plan of Reorganization, regardless of their date of occurrence):

     o There is no plan or intention by the shareholders of International Fund to redeem a number of shares of GTC Fund received in the Reorganization that would reduce the International Fund shareholders' ownership of GTC Fund shares to a number of shares having a value, as of the date the Reorganization is consummated, of less than 50% of the value of all of the formerly outstanding shares of International Fund as of the date the Reorganization is consummated;

     o Following the Reorganization, GTC Fund will continue the historic business of International Fund (for this purpose "historic business" shall mean the business most recently conducted by International Fund which was not entered into in connection with the Reorganization) or use a significant portion of International Fund's historic business assets in its business;

     o At the direction of International Fund, GTC Fund will issue directly to each International Fund shareholder in the Reorganization shares of GTC Fund having a net asset value equal to the net asset value of the International Fund shares exchanged therefor; International Fund will transfer all of its assets and liabilities to GTC Fund in the Reorganization; and International Fund will terminate its existence as an investment portfolio of PBHG Funds on, or as soon as practicable after, the date the Reorganization is consummated.

     o GTC Fund and certain persons related to GTC Fund have no plan or intention to reacquire any of the shares of GTC Fund issued in the Reorganization, except to the extent that GTC Fund is required by the 1940 Act to redeem any of its shares presented for redemption;

     o GTC Fund does not plan or intend to sell or otherwise dispose of any of the assets of International Fund acquired in the Reorganization, except that GTC Fund may sell up to 66% of such assets in the ordinary course of its business in a manner consistent with its investment objectives and policies or in order to maintain its status as a "regulated investment company" ("RIC") under the Code;

     o GTC Fund, International Fund and the shareholders of International Fund will pay their respective expenses, if any, incurred in connection with the Reorganization in accordance with current IRS guidelines except that Pilgrim Baxter may reimburse International Fund for certain such expenses pursuant to its investment advisory agreement with PBHG Funds;

     o GTC Fund will acquire at least 90 percent of the fair market value of the net assets, and at least 70 percent of the fair market value of the gross assets, held by International Fund immediately before the Reorganization, including for this purpose any amounts used by International Fund to pay its reorganization expenses and all redemptions and distributions made by International Fund after the commencement of negotiations regarding the Reorganization (other than redemptions pursuant to a demand of a shareholder in the ordinary course of International Fund's business as an open-end diversified management investment company under the 1940 Act and regular, normal dividends not in excess of the requirements of Section 852 of the
          Code); and

     o GTC Fund and International Fund have each elected to be taxed as a RIC under Section 851 of the Code and will each have qualified for the special Federal tax treatment afforded RICs under the Code for all taxable periods (including the last short taxable period of International Fund ending on the date the Reorganization is consummated and the taxable year of GTC Fund that includes the date the Reorganization is consummated.

     The description of the Federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of International Fund. International Fund shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.


               OPERATION OF GTC FUND FOLLOWING THE REORGANIZATION

General

     There are differences in the investment strategies of the funds. However, GTC Fund will not revise its investment strategies to reflect those of International Fund. In addition, International Fund will not be required to dispose of any of its portfolio securities in anticipation of the Reorganization. All of the assets of International Fund will be transferred to and held by GTC Fund. Although Pilgrim Baxter has no current plan or intention to dispose of the assets of International Fund transferred to GTC Fund after the reorganization, Pilgrim Baxter, as investment adviser will continue to evaluate the portfolio holdings of GTC Fund.

     After the Reorganization, Pilgrim Baxter will continue to serve as investment adviser to GTC Fund. Michael K. Ma is primarily responsible for the day-to-day management of GTC Fund. Mr. Ma has managed GTC Fund since its inception on May 31, 2000. Mr. Ma joined Pilgrim Baxter in October 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an Equity Research Analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years as a Portfolio Manager and Research Assistant with United States Trust Company of New York, first as a research assistant and then after 1994 as a portfolio manager.


Change in Control of Pilgrim Baxter

     Through a tender offer completed on September 26, 2000, and a merger completed on October 5, 2000, Old Mutual plc, an English public limited company, ("Old Mutual") acquired all of the outstanding common stock of United Asset Management Corporation ("UAM"), the parent company of Pilgrim Baxter. Old Mutual is an international financial services group based in London with operations in life assurance asset management, banking and general insurance.

     Consummation of the Transaction resulted in a change in control of UAM, and indirectly, of Pilgrim Baxter. This change in control constituted an "assignment," as that term is defined in the 1940 Act, of all of the PBHG Funds' current Investment Advisory Agreement. As required by the 1940 Act, PBHG Funds' current Investment Advisory Agreement automatically terminated in the event of its assignment. In anticipation of the Transaction, the Board has proposed continuation of the advisory services under an Interim Investment Advisory Agreement between PBHG Funds and Pilgrim Baxter, and longer term under a Long Term Investment Advisory Agreement between PBHG Funds and Pilgrim Baxter. The Long Term Investment

Advisory Agreement has been submitted for approval by shareholders of GTC Fund at a separate meeting to be held immediately prior to the Special Meeting.

     Compensation earned by an investment adviser under an Interim Investment Advisory Agreement is held in an interest-bearing escrow account pending shareholder approval of a new investment advisory agreement for a period of up to 150 days from the termination of the current investment advisory agreement. If shareholders approve the Long Term Investment Advisory Agreement, the amount held in the escrow account, plus interest, will be paid to Pilgrim Baxter. If shareholders do not approve the proposed investment advisory agreement, Pilgrim Baxter will be paid the lesser of the costs incurred in performing its services under the interim agreement or the total amount in the escrow account, plus interest earned. The Long Term Investment Advisory Agreement will be identical in all material respects to the current investment advisory agreement. In addition, GTC Fund's advisory fee rate will remain unchanged.


Redomestication of PBHG Funds as a Delaware Business Trust

     The Board of Directors has approved a plan to reorganize PBHG Funds as a Delaware business trust. You have already received a copy of a proxy statement that describes the proposed move to Delaware, which is referred to as a "redomestication."

     The redomestication has been proposed to provide increased flexibility in the business structure of PBHG Funds. PBHG Funds is currently organized as a Maryland corporation, and is governed by the detailed requirements imposed by Maryland corporate law and the terms of its Charter. Delaware's business trust law contains provisions that are well suited to mutual funds and provides greater flexibility for mutual fund operations.

     The redomestication will take effect only if approved by PBHG Funds shareholders. You have the opportunity to vote on the redomestication on a separate proxy ballot previously mailed to you. The Reorganization of International Fund into GTC Fund is a separate proposal that you are requested to vote on by completing and mailing the proxy ballot enclosed with this Proxy Statement Prospectus. If the redomestication is not approved, PBHG Funds will continue to operate as a Maryland corporation. If approved by International Fund shareholders, the Reorganization will be completed even though the redomestication is not approved.


                                ACTION REQUESTED

     You are being asked to approve the proposed combination of International Fund with GTC Fund pursuant to the Plan of Reorganization described in this Proxy Statement/Prospectus. The Board of Directors recommends that you vote for the proposal.

               OWNERSHIP OF INTERNATIONAL FUND AND GTC FUND SHARES


Significant Holders

     Listed below is the name, address and percent ownership of each person who as of October 5, 2000, to the knowledge of PBHG Funds, owned of record 5% or more of the outstanding shares of International Fund. PBHG Funds has no knowledge of shares held beneficially.

                               International Fund


                                                Number of Shares       Percent              Percent Ownership
Name and Address                                      Owned           Ownership           After Reorganization
----------------                                      -----           --------            --------------------

Charles Schwab & Co., Inc.                           86,977            10.74%                      0.89%
Reinvest Account
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.                    67,529             8.34%                      0.69%
For the Exclusive Benefit of Customers
1055 Franklin Ave., Suite 100
Garden City, New York 11530-2903


     Listed below is the name, address and percent ownership of each person who as of October 5, 2000 to the knowledge of PBHG Funds, owned of record 5% or more of the outstanding shares of GTC Fund PBHG Funds has no knowledge of shares held beneficially.


                                    GTC Fund

                                                Number of Shares      Percent          Percent Ownership
Name and Address                                      Owned          Ownership        After Reorganization
----------------                                      -----          ---------        --------------------

National Financial Services Corp.                 1,477,530            15.90%                 14.55%
For the Exclusive Benefit of Customers
P.O. Box 3908
Church Street Station
New York, New York 10008-3908

Charles Schwab & Co., Inc.                          942,494            10.14%                  9.28%
Reinvest Account
101 Montgomery Street
San Francisco, CA 94104-4122

Ownership of Directors and Officers

     To the best of the knowledge of PBHG Funds, the record and beneficial ownership of shares of International Fund or of GTC Fund by Directors and Officers of PBHG Funds as a group constituted less than 1% of the outstanding shares of such fund as of the date of this Proxy Statement/Prospectus.


                                 CAPITALIZATION

     The following tables set forth as of October 31, 2000, (i) the capitalization of GTC Fund PBHG Class shares, (ii) the capitalization of International Fund PBHG Class shares and the pro forma capitalization of GTC Fund PBHG Class shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization.


                                                    International     GTC Fund
                                GTC Fund Shares      Fund Shares      Pro Forma
                                ---------------      -----------      ---------

Net Assets                         $95,560,683       $8,796,484     $104,357,167

Shares Outstanding                   9,458,285          805,911       10,329,221

Net Asset Value Per Share                10.10            10.91            10.10


                                  LEGAL MATTERS

     Certain legal matters concerning PBHG Funds and its participation in the Reorganization, the issuance of shares of GTC Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599.

                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which PBHG Funds has filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number for PBHG Funds' registration statement containing the current prospectus and statement of additional information relating to both International Fund and GTC Fund is Registration No. 2-99810.

     PBHG Funds is subject to the informational requirements of the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by PBHG Funds (including the Registration Statement of PBHG Funds relating to GTC Fund on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: 7 World Trade Center, New York, New York 10048; and 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549 at the prescribed rates. The SEC maintains a Web site at http://www.sec.gov that contains information regarding PBHG Funds and other registrants that file electronically with the SEC.


                      ADDITIONAL INFORMATION ABOUT GTC FUND

     For more information with respect to PBHG Funds and GTC Fund concerning the following topics, please refer to the current prospectus of GTC Fund attached as Appendix II as indicated: (i) see the discussion "Performance Information" and "Fees and Expenses" and "Example" for further information regarding GTC Fund performance and expenses; (ii) see the discussion "The Investment Adviser" for further information regarding management of GTC Fund; and (iii) see the discussion "Your Investment" for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for the shares.

                                                                      APPENDIX I


                             PLAN OF REORGANIZATION
                                       for
                             PBHG INTERNATIONAL FUND
                           an Investment Portfolio of
                              The PBHG Funds, Inc.

     This Plan of Reorganization provides for the reorganization of PBHG International Fund ("International Fund"), an investment portfolio of The PBHG Funds, Inc. (the "Company"), into PBHG Global Technology & Communications Fund (the "GTC Fund"), another investment portfolio of the Company.

     WHEREAS, the Company is a Maryland corporation and a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the International Fund and the GTC Fund are each investment portfolios of the Company representing separate series of shares of the capital stock of the Company;

     WHEREAS, the International Fund is authorized to issue two classes of its shares, Advisor Class shares and PBHG Class shares, but only PBHG Class shares have been issued and are outstanding.

     WHEREAS, the Board of Directors of the Company has determined that it would be in the best interests of the International Fund and GTC Fund shareholders to reorganize the International Fund by reclassifying the shares of the International Fund as shares of the GTC Fund pursuant to an amendment to the Charter of the Company, all in the manner described below.

     NOW, THEREFORE, the International Fund shall be reorganized into the GTC Fund on the following terms and conditions.

     1.   Plan of Reorganization.

     (a) Reclassification of Shares. At the Effective Time described in Section 3 below, all of the issued and outstanding PBHG Class shares of the International Fund shall be reclassified and changed into and become PBHG Class shares of the GTC Fund based upon their respective net asset values, and thereafter shall have the attributes of PBHG Class shares of the GTC Fund. The issued and outstanding PBHG Class shares of International Fund shall be deemed to have been redeemed upon their reclassification and change into PBHG Class shares of GTC Fund.

     All authorized but unissued PBHG Class shares (including the previously issued and outstanding shares which were changed into shares of GTC Fund), and all of the Advisor Class shares, of the International Fund shall be reclassified as authorized shares of the Company without further designation or classification. The stock transfer books of the International Fund will be permanently closed at the Effective Time and only requests for the redemption of shares of the International Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the International Fund shall be deemed to be redemption requests for the GTC Fund shares into which such International Fund shares were reclassified under this Plan of Reorganization.

     (b) Attribution of Assets and Liabilities. At the Effective Time described in Section 3 below, the proportionate undivided interest in the net assets of the International Fund attributable to its PBHG Class shares shall become a part of the proportionate undivided interest in the net assets of the GTC Fund attributable to its PBHG Class shares and the expenses, costs, charges and reserves allocated to the PBHG Class shares of the International Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves of PBHG Class shares of the GTC Fund. The Company shall instruct its custodian to reflect in the custodian's records for the GTC Fund the attribution of the assets of the International Fund in the manner described above.

     (c) Shareholder Accounts. At the Effective Time described in Section 3 below each shareholder of record of PBHG Class shares of the International Fund will receive that number of PBHG Class shares of the GTC Fund having an aggregate net asset value equal to the aggregate net value of the assets of the PBHG Class shares of the International Fund held by such shareholder immediately prior to the Effective Time.

     The Company will establish an open account on the records of the GTC Fund in the name of each shareholder of the International Fund to which will be credited the respective number of shares of the GTC Fund due such shareholder. Fractional shares of the GTC Fund will be carried to the third decimal place. Certificates representing shares of the GTC Fund will not be issued. The net asset value of the shares of the International Fund and the net value of the assets of the GTC Fund will be determined at the Effective Time in accordance with the policies and procedures of the Company.

     2. Amendment to Charter. The Company shall effect the reorganization of the International Fund by amending its Charter to provide for the reclassification of issued and outstanding PBHG Class shares of the International Fund as PBHG Class shares of the GTC Fund, based upon their respective net asset values, to provide for the reclassification of all authorized but unissued PBHG Class shares and all Advisor Class shares of International Fund as authorized shares of the Company without further designation, to provide for transfer of assets and liabilities from the International Fund to the GTC Fund, and to provide for the crediting of shares of the GTC Fund to the account of shareholders of the International Fund, all in the manner provided in paragraph 1.

     3. Effective Time of the Reorganization. The reorganization of the International Fund contemplated by this Plan of Reorganization shall occur on January 25, 2001, at 5:00 p.m. Eastern Time, or such other date and time as the officers of the Company shall determine (the "Effective Time").

     4. Approval of Shareholders. A meeting of the holders of the International Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein, including approval of the amendment to the Charter of the Company described above. Approval by such shareholders of this Plan of Reorganization shall authorize the Company to take the actions required to effect the Plan of Reorganization.

     5. Conditions Precedent. The Company will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

          (a) The amendment to the Charter of the Company described in paragraph 2 shall have been filed with the Maryland Department of Assessments and Taxation specifying the Effective Time as the effective date thereof.

          (b) All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

          (c) This Plan of Reorganization, the amendment to the Charter and related corporate matters shall have been approved by the shareholders of the International Fund at a special meeting by the affirmative vote of a majority of the total number of votes entitled to be cast.

          (d) The assets of the International Fund to be acquired by the GTC Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the International Fund immediately prior to the reclassification. For purposes of this paragraph 5(d), any assets used by the International Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the International Fund's business as a series of an open-end management investment company) after the commencement of negotiations regarding the Reorganization shall be included as assets of the International Fund held immediately prior to the reclassification.

          (e) The dividend or dividends described in the last sentence of paragraph 6(a) shall have been declared.

          (f) The Company shall have received an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") to the effect that consummation of the transactions contemplated by this Plan of Reorganization will constitute a "reorganization" within the meanings of Section 368(a) of the Internal Revenue Code (the "Code"), and that the shareholders of the International Fund will recognize no gain or loss to the extent that they receive shares of the GTC Fund in exchange for their shares of the International Fund in accordance with this Plan of Reorganization. In rendering such opinion, BSA&I may request and rely upon representations contained in certificates of officers of the Company and others, and the officers of the Company shall use their best efforts to make available such truthful certificates.

          (g) The Company shall have received an opinion of BSA&I, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Company, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Company and the holders of the shares of the International Fund.

     At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Company if, in the judgment of its Board of Directors, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the International Fund shareholders.

     6.   International Fund Tax Matters.

          (a) The International Fund has elected to be a regulated investment company under Subchapter M of the Code. The International Fund has qualified as such for each taxable year since inception and that has ended prior to the Effective Time and will have satisfied the requirements of
     Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The International Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the International Fund as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of the International Fund arising by reason of undistributed investment company taxable income or net capital gain, the International Fund will declare on or prior to the Effective Time to the shareholders of the International Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the International Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2000 and for the short taxable year beginning on April 1, 2000 and ending at the Effective Time and (B) all of the International Fund's net capital gain recognized in its taxable year ended March 31, 2000 and in such short taxable year (after reduction for any capital loss carryover).

          (b) The International Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the International Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the International Fund.

          (c) The fiscal year of the International Fund has not been changed for tax purposes since the date on which it commenced operations.

     7.   The GTC Fund Tax Matters.

          (a) The GTC Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The GTC Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The GTC Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

          (b) The GTC Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the GTC Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the GTC Fund.

          (c) The fiscal year of the GTC Fund has not been changed for tax purposes since the date on which it commenced operations.

     8. Termination. The Company may terminate this Plan of Reorganization with the approval of its Board of Directors at any time prior to the Effective Time, notwithstanding approval thereof by the International Fund shareholders if, in the judgment of the Board, proceeding with the Plan of Reorganization would be inadvisable.

     9. Further Assurances. The Company shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

     10. Expenses. The International Fund and the GTC Fund shall each bear any expenses it incurs in connection with this Plan of Reorganization and the transactions contemplated hereby.

     This Plan of Reorganization was approved and adopted by the Board of Directors of The Company on the 13th day of November, 2000.

                              THE PBHG FUNDS, INC.

                              ARTICLES OF AMENDMENT


     THE PBHG FUNDS, INC., a Maryland corporation registered as an open-end investment company under the Investment Company Act of 1940, as amended, (hereinafter called the "Corporation"), hereby certifies to the State Department of Assessments and Taxation of Maryland (the "Department") that:

     FIRST: The Board of Directors of the Corporation has duly advised and adopted, and the shareholders of the PBHG International Fund ("International Fund") have duly approved, a Plan of Reorganization for International Fund, an investment portfolio of the Corporation, that provides for the filing of these Articles of Amendment pursuant to which: (i) the issued and outstanding PBHG Class shares of International Fund will be reclassified and changed into PBHG Class shares of PBHG Global Technology & Communications Fund ("GTC Fund"), another investment portfolio of the Corporation; and (ii) after such change, the authorized PBHG Class shares of International Fund (including the previously issued and outstanding shares which were changed into shares of GTC Fund) and the authorized Advisor Class of shares of International Fund will be reclassified as authorized shares of the Corporation without further designation or classification, on the following terms:

     (1) Reclassification and Change of Outstanding Shares. On the Effective Date of these Articles of Amendment all of the issued and outstanding PBHG Class shares of International Fund shall be changed into PBHG Class shares of GTC Fund currently authorized based upon their respective net asset values, and thereafter shall have the attributes of PBHG Class shares of GTC Fund;

     (2) Reclassification International Fund Shares. On the Effective Date of these Articles of Amendment all authorized but unissued shares of the International Fund shall be reclassified as authorized shares of the Corporation without further designation or classification;

     (3) Attribution of Assets and Liabilities. On the Effective Date of these Articles of Amendment the proportionate undivided interest in the net assets of the International Fund attributable to its PBHG Class shares shall become a part of the proportionate undivided interest in the net assets of the GTC Fund attributable to its PBHG Class shares and the expenses, costs, charges and reserves allocated to the PBHG Class shares of the International Fund immediately prior to the Effective Date shall become expenses, costs, charges and reserves of PBHG Class shares of the GTC Fund.

     (4) Shareholder Accounts. On the Effective Date of these Articles of Amendment each shareholder of record of PBHG Class shares of the International Fund will receive that number of PBHG Class shares of the GTC Fund having an aggregate net asset value equal to the aggregate net value of the assets of the PBHG Class shares of the International Fund held by such shareholder immediately prior to the Effective Date.

     The charter of the Corporation is hereby amended as provided in this Article

     First.

     SECOND: These Articles of Amendment are adopted under the authority contained in Section 2-602(b)(3) and Section 2-602(b)(8) of the Maryland General Corporation Law (the "MGCL"). The amendments to the Charter of the Corporation set forth herein were duly advised and adopted by the Board of Directors of the Corporation, and duly approved by the stockholders of the Corporation entitled to vote thereon, as required by law.

     THIRD: The amendments to the Charter set forth herein do not increase the authorized stock of the Corporation.

     FOURTH: The Effective Date of these Articles of Amendment shall be January 26, 2001, at 5:00 p.m. Eastern Time.

     The undersigned President acknowledges these Articles of Amendment to be the corporate act of the Corporation and states that to the best of his knowledge, information and belief, the matters and facts set forth in these Articles of Amendment with respect to authorization and approval are true in all material respects and that this statement is made under the penalties for perjury.

     IN WITNESS WHEREOF, THE PBHG FUNDS, INC. has caused these Articles of Amendment to be executed in its name and on its behalf by its President and witnessed by its Secretary on December ___, 2000.

                                               THE PBHG FUNDS, INC.
Witness:


---------------------------                    ------------------------------
John M. Zerr                                   Gary L. Pilgrim
Secretary                                      President

                                                                     APPENDIX I

[PBHG LOGO OMITTED]
THE PBHG FUNDS, INC.

PROSPECTUS
July 31, 2000
(as Supplemented October 16, 2000)

PBHG Growth Fund
PBHG Emerging Growth Fund
PBHG Large Cap Growth Fund
PBHG Select Equity Fund
PBHG Core Growth Fund
PBHG Limited Fund
PBHG Large Cap 20 Fund
PBHG New Opportunities Fund
PBHG Large Cap Value Fund
PBHG Mid-Cap Value Fund
PBHG Small Cap Value Fund
PBHG Focused Value Fund
PBHG International Fund
PBHG Cash Reserves Fund
PBHG Technology & Communications Fund
PBHG Strategic Small Company Fund
PBHG Global Technology & Communications Fund



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

[This page intentionally left blank]

AN INTRODUCTION TO THE PBHG FUNDS(R) AND THIS PROSPECTUS
The PBHG Funds, Inc. is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This prospectus offers PBHG Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

     o PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

     o Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

                               INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub advisers, see page 61 of the prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

[This page intentionally left blank]

CONTENTS
FUND SUMMARIES
--------------------------------------------------------------------------------

                     PBHG Growth Fund ................................   4
                     PBHG Emerging Growth Fund .......................   7
                     PBHG Large Cap Growth Fund ......................  10
                     PBHG Select Equity Fund .........................  13
                     PBHG Core Growth Fund ...........................  16
                     PBHG Limited Fund ...............................  19
                     PBHG Large Cap 20 Fund ..........................  22
                     PBHG New Opportunities Fund .....................  25
                     PBHG Large Cap Value Fund .......................  27
                     PBHG Mid-Cap Value Fund .........................  30
                     PBHG Small Cap Value Fund .......................  33
                     PBHG Focused Value Fund .........................  36
                     PBHG International Fund .........................  38
                     PBHG Cash Reserves Fund .........................  41
                     PBHG Technology & Communications Fund ...........  44
                     PBHG Strategic Small Company Fund ...............  48
                     PBHG Global Technology &
                          Communications Fund ........................  51

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------
                     Risks & Returns .................................  54

THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------
                     The Investment Adviser ..........................  60
                        Pilgrim Baxter & Associates, Ltd.
                     The Sub-Advisers ................................  61
                        Pilgrim Baxter Value Investors, Inc.
                        ("Value Investors")
                        Murray Johnstone International Limited
                        ("Murray Johnstone")
                        Wellington Management Company, Ltd.
                        ("Wellington Management")

YOUR INVESTMENT
--------------------------------------------------------------------------------
                     Pricing Fund Shares .............................  65
                     Buying Shares ...................................  66
                     Selling Shares ..................................  67
                     General Policies ................................  68
                     Distribution & Taxes ............................  71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                     Financial Highlights ............................  72

PBHG Growth Fund

[GRAPHIC OMITTED] GOAL
The Fund seeks to provide investors with capital appreciation.


[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues of up to $2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.



[GRAPHIC OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

4  PBHG GROWTH FUND

[GRAPHIC OMITTED] PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
1990   -9.64%
1991   51.63%
1992   28.39%
1993   46.71%
1994   4.75%
1995   50.35%
1996   9.82%
1997   -3.35%
1998   0.59%
1999   92.45%

The Fund's year-to-date return as of 6/30/00 was 13.42%.

BEST QUARTER:     Q4 1999   64.55%
WORST QUARTER:    Q3 1990  -29.05%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                             Past 1 Year      Past 5 Years      Past 10 Years
--------------------------------------------------------------------------------
 PBHG CLASS                    92.45%            25.31%            23.64%
 Russell 2000 Growth Index     43.10%            18.99%            13.51%

 Note: The inception date of the Growth Fund was December 19, 1985.

PBHG GROWTH FUND 5

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.38%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.23%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years         5 Years      10 Years
--------------------------------------------------------------------------------
  PBHG Class             $125           $390            $676         $1,489

6 PBHG GROWTH FUND

PBHG Emerging Growth Fund

[GRAPHIC OMITTED] GOAL
The Fund seeks to provide investors with long-term growth of capital.


[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $500 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG EMERGING GROWTH FUND  7

[GRAPHIC OMITTED] PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth orientation. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITED]
1994   23.78%
1995   48.45%
1996   17.08%
1997   -3.67%
1998   3.00%
1999   48.34%

The Fund's year-to-date return as of 6/30/00 was 13.20%.

BEST QUARTER:     Q4 1999       45.85%
WORST QUARTER:    Q1 1997      -20.51%

 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                              Since Inception
                             Past 1 Year       Past 5 Years       (6/14/93)
--------------------------------------------------------------------------------
 Emerging Growth Fund            48.34%          20.67%            24.48%
 Russell 2000 Growth Index       43.10%          18.99%            15.74%*

* The since inception return for the Russell 2000 Growth Index was calculated from May 31, 1993.

 8  PBHG EMERGING GROWTH FUND

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.39%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.24%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $126             $393             $681            $1,500

PBHG EMERGING GROWTH FUND  9

PBHG Large Cap Growth Fund
[GRAPHIC OMITTED] GOAL
The Fund seeks to provide investors with long-term growth of capital.


[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

10  PBHG LARGE CAP GROWTH FUND

[GRAPHIC OMITTED] PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996   23.40%
1997   22.36%
1998   30.42%
1999   67.06%
The Fund's year-to-date return as of 6/30/00 was 20.01%.

BEST QUARTER:     Q4 1999    59.55%
WORST QUARTER:    Q3 1998   -13.69%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                          Since Inception
                                            Past 1 Year       (4/5/95)
--------------------------------------------------------------------------------
 Large Cap Growth Fund                         67.06%           36.81%
 S&P 500(R) Index                              21.04%           27.74%*

*The since inception return for the S&P 500[R] Index was calculated from March 31, 1995.

 PBHG LARGE CAP GROWTH FUND  11

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.75%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.42%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.17%
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $119             $372             $644            $1,420

12  PBHG LARGE CAP GROWTH FUND

PBHG Select Equity Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund invests in a limited number of stocks in order to achieve a potentially greater investment return than a more widely diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund. The value of your investment in the Fund will go up and down, which means you could lose money. The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG SELECT EQUITY FUND  13

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996   27.99%
1997   6.84%
1998   19.02%
199    160.89%

The Fund's year-to-date return as of 6/30/00 was 28.33%.
BEST QUARTER:     Q4 1999  130.62%
WORST QUARTER:    Q3 1998  -18.80%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year           (4/5/95)
--------------------------------------------------------------------------------
 Select Equity Fund                       160.89%               49.62%
 S&P 500(R) Index                          21.04%               27.74%*

* The since inception return for the S&P 500(R) Index was calculated from March 31, 1995.

 14  PBHG SELECT EQUITY FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.33%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.18%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
  YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $120             $375             $649            $1,432

PBHG SELECT EQUITY FUND  15

PBHG Core Growth Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with capital appreciation.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

16  PBHG CORE GROWTH FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index is a widely recognized, unmanaged index that measures the performance of the 800 smallest issuers in the Russell 1000 Index with greater-than-average growth characteristics. The Russell 1000 Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996   32.80%
1997   -9.71%
1998   7.42%
1999   97.59%

The Fund's year-to-date return as of 6/30/00 was 17.49%.

BEST QUARTER:     Q4 1999  54.71%
WORST QUARTER:    Q1 1997 -22.14%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year          (12/29/95)
--------------------------------------------------------------------------------
 Core Growth Fund                        97.59%                26.33%
 Russell Midcap Growth Index             51.30%                26.58%

 PBHG CORE GROWTH FUND  17

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.48%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.33%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $135             $421             $729            $1,601

18  PBHG CORE GROWTH FUND

PBHG Limited Fund
THIS FUND IS CURRENTLY OFFERED ONLY TO EXISTING SHAREHOLDERS. EXISTING SHAREHOLDERS MAY OPEN NEW ACCOUNTS, PROVIDED THAT ANY NEW ACCOUNT IS REGISTERED IN THE SAME NAME OR HAS THE SAME SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER AS THE EXISTING SHAREHOLDER'S ACCOUNT.


[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term capital appreciation.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $250 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG LIMITED FUND  19

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1997   16.07%
1998   13.05%
1999   71.70%
The Fund's year-to-date return as of 6/30/00 was 19.94%.

BEST QUARTER:     Q4 1999  49.84%
WORST QUARTER:    Q1 1997 -18.03%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year           (6/28/96)
--------------------------------------------------------------------------------
 Limited Fund                             71.70%               29.79%
 Russell 2000 Growth Index*               43.10%               14.91%
* The since inception returns for the Russell 2000 Growth Index was calculated as of June 30, 1996.

 20 PBHG LIMITED FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            NONE
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.32%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.32%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $134             $418             $723            $1,590

PBHG LIMITED FUND  21

PBHG Large Cap 20 Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund. The value of your investment in the Fund will go up and down, which means you could lose money. The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

22 PBHG LARGE CAP 20 FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P(R) 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1997   32.96%
1998   67.83%
1999   102.94%

The Fund's year-to-date return as of 6/30/00 was 12.03%.
BEST QUARTER:     Q4 1999  75.65%
WORST QUARTER:    Q1 1997  -5.90%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year          (11/29/96)
--------------------------------------------------------------------------------
 Large Cap 20 Fund                       102.94%               62.25%
 S&P 500(R)Index*                         21.04%               25.91%

 * The since inception returns for the S&P 500(R) Index was calculated as of November 30, 1996.

 PBHG LARGE CAP 20 FUND  23

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.38%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.23%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.


[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $125             $390             $676            $1,489

24 PBHG LARGE CAP 20 FUND

PBHG New Opportunities Fund
THIS FUND IS CURRENTLY OFFERED ONLY TO THE FOLLOWING INVESTORS: (1) SUBSEQUENT INVESTMENTS BY PERSONS WHO WERE SHAREHOLDERS ON OR BEFORE NOVEMBER 12, 1999; (B) NEW AND SUBSEQUENT INVESTMENTS MADE BY CERTAIN CLIENTS AND EMPLOYEES OF PILGRIM BAXTER AND ITS AFFILIATES; AND (C) NEW AND SUBSEQUENT INVESTMENTS BY CERTAIN PENSIONS PLANS.

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with capital appreciation.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of companies in economic sectors which the Adviser believes have above-average long-term growth potential. These companies generally have market capitalizations or annual revenues under $1 billion. The growth securities in the Fund are primarily common stocks. The sectors that the Adviser believes have above-average long-term growth potential will change as the economy changes. As a result, the Fund may or may not be invested in these or other sectors at any time. In addition, the Fund may emphasize one or more sectors. For example, the Fund may invest 100% of its total assets in one sector. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund's emphasis on certain sectors of the economy may make the Fund's performance more susceptible to economic, political or regulatory developments in that sector. As a result, the Fund's net asset value may fluctuate more than other equity investments. The Fund may emphasize companies with market capitalizations under $1 billion, so it may be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full long-term growth potential and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG NEW OPPORTUNITIES FUND  25

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.34%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.34%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.




[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
1 Year           3 Years             5 Years          10 Years
--------------------------------------------------------------------------------
$136              $425                $734              $1,613

26  PBHG NEW OPPORTUNITIES FUND

PBHG Large Cap Value Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under  normal  market  conditions,  the Fund  invests  at least 65% of its total assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. While the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG LARGE CAP VALUE FUND  27

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1997   25.62%
1998   34.74%
1999   11.06%

The Fund's year-to-date return as of 6/30/00 was 7.84%.

BEST QUARTER:     Q4 1998  28.21%
WORST QUARTER:    Q3 1998  -7.94%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year          (12/31/96)
--------------------------------------------------------------------------------
 Large Cap Value Fund                      11.06%               23.41%
 S&P 500(R)Index                           21.04%               27.56%

 28  PBHG LARGE CAP VALUE FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.65%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.46%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.11%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $113             $353             $612            $1,352

PBHG LARGE CAP VALUE FUND  29

PBHG Mid-Cap Value Fund


[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under  normal  market  conditions,  the Fund  invests  at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Midcap 400 Index. Currently, the companies in the S&P Midcap 400 Index have market capitalizations between $200 million and $5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the S&P Midcap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the S&P Midcap 400 Index.

[GRAPHIC OMITTED]  Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, risks, please refer to the More About the Funds section beginning on page 54.

30  PBHG MID-CAP VALUE FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the S&P Midcap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1998   27.84%
1999   21.72%

The Fund's year-to-date return as of 6/30/00 was 16.72%.
BEST QUARTER:     Q4 1998     30.07%
WORST QUARTER:    Q3 1998    -12.52%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                          Past 1 Year         (4/30/97)
--------------------------------------------------------------------------------
 Mid-Cap Value Fund                         21.72%             34.37%
 S&P Midcap 400 Index                       14.72%             24.34%
 S&P Midcap 400/BARRA Value Index            2.32%             13.69%

 PBHG MID-CAP VALUE FUND  31

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.59%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.44%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $147             $456             $787            $1,724

32  PBHG MID-CAP VALUE FUND

PBHG Small Cap Value Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under  normal  market  conditions,  the Fund  invests  at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000 Index.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG SMALL CAP VALUE FUND  33

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks, and the Russell 2000 Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1998   1.13%
1999   18.63%

The Fund's year-to-date return as of 6/30/00 was 28.12%.

 BEST QUARTER:    Q4 1998     24.20%
 WORST QUARTER:   Q3 1998    -21.59%


--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year           (4/30/97)
--------------------------------------------------------------------------------
 Small Cap Value Fund                     18.63%               23.15%
 Russell 2000 Index                       21.26%               17.02%
 Russell 2000 Value Index                 -1.49%                7.07%

 34  PBHG SMALL CAP VALUE FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.58%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.58%
--------------------------------------------------------------------------------
  Fee Waiver (and/or Expense Reimbursement) 0.08%
  Net Expenses                              1.50%*
--------------------------------------------------------------------------------
* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WOULD HAVE PAID AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $153             $491             $853            $1,872

PBHG SMALL CAP VALUE FUND  35

PBHG Focused Value Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund. The value of your investment in the Fund will go up and down, which means you could lose money. The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price. In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.



36  PBHG FOCUSED VALUE FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.70%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.55%
--------------------------------------------------------------------------------
  Fee Waiver (and/or Expense Reimbursement) 0.05%
  Net Expenses                              1.50%*
--------------------------------------------------------------------------------
  * THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WILL PAY AS AN INVESTOR IN THIS FUND FOR THE CURRENT FISCAL YEAR ENDING MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
1 Year            3 Years           5 Years            10 Years
--------------------------------------------------------------------------------
$153               $485              $840               $1,841

PBHG FOCUSED VALUE FUND  37

PBHG International Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term capital appreciation.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in foreign equity securities of companies in at least three countries other than the United States. Currently, the Fund principally focuses its investments in those countries represented in the Morgan Stanley Capital International Europe Australia and Far East Index. Nonetheless, more than 25% of the Fund's total assets may be invested in companies whose principal activities are in specific countries or geographic regions, including countries generally considered to be an emerging or developing country by the international finance community. The Fund may sell a security for a variety of reasons, such as to invest in another company or country offering superior investment opportunities.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The foreign equity securities in the Fund may never reach what Murray Johnstone believes are their full capital appreciation potential and may go down in price.


Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries economies are less well developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

38  PBHG INTERNATIONAL FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe Australia and Far East Index (MSCIEAFE). The MSCI EAFE is a widely recognized, unmanaged index that tracks the performance of 60% of the publicly traded companies in Europe, Australia and the Far East. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1995    2.05%
1996   12.66%
1997    3.48%
1998   12.74%
1999   26.51%

The Fund's year-to-date return as of 6/30/00 was -10.54%.

BEST QUARTER:     Q4 1999     20.13%
WORST QUARTER:    Q3 1998    -12.24%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                         Past 1 Year      Past 5 Years        (6/15/94)
--------------------------------------------------------------------------------
International  Fund        26.51%           11.15%              9.58%
MSCI EAFE Index            26.96%           12.83%             11.42%*

*The since  inception  return for the MSCI EAFE Index was calculated  from June
 30, 1994.

PBHG INTERNATIONAL FUND 39

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            1.00%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           2.00%*
--------------------------------------------------------------------------------
* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 2.25%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 2.25%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.



[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of inve sting in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $203             $627            $1,078           $2,327

40  PBHG INTERNATIONAL FUND

PBHG Cash Reserves Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.


[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG CASH RESERVES FUND  41

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized, composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                           CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996   4.91%
1997   5.08%
1998   5.00%
1999   4.60%

The Fund's year-to-date return as of 6/30/00 was 2.75%.

--------------------------------------------------------------------------------
 BEST QUARTER:    Q4 1997      1.28%
 WORST QUARTER:   Q2 1999      1.06%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                          Past 1 Year         (4/4/95)
--------------------------------------------------------------------------------
Cash Reserves Fund                           4.60%              4.98%
Lipper Money Market Funds Average            4.49%              4.91%*

* The since inception return for the Lipper Money Market Funds Average was calculated from March 31, 1995.

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-433-0051.

42  PBHG CASH RESERVES FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.30%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.39%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           0.69%
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
      $70             $221             $384             $859

PBHG CASH RESERVES FUND  43

PBHG Technology & Communications Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more that if the Fund did not concentrate its investments.

44  PBHG TECHNOLOGY & COMMUNICATIONS FUND

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG TECHNOLOGY & COMMUNICATIONS FUND  45

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996    54.42%
1997     3.32%
1998    26.00%
1999   243.89%

The Fund's year-to-date return as of 6/30/00 was 16.53%.

--------------------------------------------------------------------------------
BEST QUARTER:     Q4 1999    111.54%
WORST QUARTER:    Q4 1997    -17.42%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                            Past 1 Year       (9/29/95)
--------------------------------------------------------------------------------
Technology & Communications Fund              243.89%           63.29%
Soundview Technology Index                    129.79%           45.68%*

* The since inception return for the Soundview Technology Index was September 30, 1995.

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

46  PBHG TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.34%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.19%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $121             $378             $654            $1,443

PBHG TECHNOLOGY& COMMUNICATIONS FUND  47

PBHG Strategic Small Company Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with growth of capital.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $750 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors strategically adjust the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.


[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full potential worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

48  PBHG STRATEGIC SMALL COMPANY FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Index, widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1997   25.67%
1998    2.13%
1999   51.79%

The Fund's year-to-date return as of 6/30/00 was 26.40%.

--------------------------------------------------------------------------------
BEST QUARTER:     Q4 1999     36.16%
WORST QUARTER:    Q3 1998    -23.48%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year          (12/31/96)
--------------------------------------------------------------------------------
 Strategic Small Company Fund             51.79%               24.89%
 Russell 2000 Index                       21.26%               13.08%

PBHG STRATEGIC SMALL COMPANY FUND 49

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.55%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.55%
--------------------------------------------------------------------------------
  Fee Waiver (and/or Expense Reimbursement) 0.05%
  Net Expenses                              1.50%*
--------------------------------------------------------------------------------
* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WILL PAY AS AN INVESTOR IN THIS FUND FOR THE CURRENT FISCAL YEAR ENDING MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $153             $485             $840            $1,841

50  PBHG STRATEGIC SMALL COMPANY FUND

PBHG Global Technology & Communications Fund


[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of U.S. and non-U.S. companies and American Depository Receipts ("ADRs") of non-U.S. companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND  51

The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more under-developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.



[GRAPHIC OMITTED] For more information on the Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

52  PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund commenced operations on June 1, 2000, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.50%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.50%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           2.00%*
--------------------------------------------------------------------------------
* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 2.15%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 2.15%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 YEAR                 3 YEARS
--------------------------------------------------------------------------------
                         $203                    $627

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND 53

                                                            MORE ABOUT THE FUNDS

[LOGO OMITTED] RISKS AND RETURNS
This section takes a closer look at the investment strategies that make up each Fund's risk and return characteristics.

In addition to the main investment strategies described in the Fund Summaries section of this Prospectus, each Fund may make other types of investments that have different risk/return characteristics. These investments, the Funds' main investment strategies and their risk/return characteristics are described in the table set forth on the following pages. From time to time, a Fund may make investments and pursue strategies different from those described in this Prospectus. Those non-principal investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means a Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter, Value Investors and Murray Johnstone maintain a long-term investment approach and focus on securities they believe can appreciate over an
extended  time  frame,   regardless  of  interim   fluctuations.

Under normal circumstances, each Fund (except the Cash Reserves Fund) intends to remain fully invested, with at least 65% of its total assets in securities.

Pilgrim Baxter, Value Investors and Murray Johnstone focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Fund's performance.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

--------------------------------------------------------------------------------
GROWTH SECURITIES
Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS
--------------------------------------------------------------------------------
See Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
See Securities.

Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities.

In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES
Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS
--------------------------------------------------------------------------------
See Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

The value securities in the Fund may never reach what Value Investors believes are their full value and may even go down in price.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities.

In managing a Fund, Value Investors uses its own research, computer models and measures of value.

Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
See Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

--------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES
Securities of foreign issuers, including ADRs, EDRs and GDRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation that the bank holds in its vault. An ADR is bought and sold in the same manner as U.S. securities. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only that they are issued by a non-U.S. bank or a foreign branch of U.S. bank. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

These  risks  tend  to  be  greater  in  emerging  markets.  As  a  result,  the
International   Fund's   investments  in  emerging  markets  may  be  considered
speculative.

The adoption of the euro as the common currency of the European Economic an Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.

FOREIGN EQUITY SECURITIES CONTINUED.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Murray Johnstone, in managing the International Fund, and Pilgrim Baxter, in managing the Global Technology &Communications Fund, each seek to invest in companies with strong growth potential in those countries with the best investment opportunities.

Every other Fund does not invest in emerging markets and limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. as follows: Growth, Emerging Growth, Large Cap Growth, Select Equity, Limited, Large Cap 20, New Opportunities, Technology & Communications: 10% and Core Growth, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company: 15%. ADRs are not included in these limits.

--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS
High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes) commercial paper, corporate obligations (including asset backed securities) government obligations (such as U.S. Treasury, agency or foreign government securities) short-term obligations issued by state and local governments and repurchase agreements.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

The money  market  instruments  in the Cash  Reserve  Fund may never  reach what
Pilgrim  Baxter  and  Wellington   Management  believe  are  their  full  income
potential.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks.

--------------------------------------------------------------------------------
SMALL AND MEDIUM SIZED COMPANY SECURITIES

POTENTIAL RISKS
--------------------------------------------------------------------------------
Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities/Growth Securities/Value Securities.

Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

--------------------------------------------------------------------------------
TECHNOLOGY ORCOMMUNICATIONS COMPANY SECURITIES
Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Except for the Technology & Communications Fund and Global Technology &Communications Fund, each Fund seeks to strike a balance among the industries in which it invests so that no one industry dominates the Fund's investments.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

--------------------------------------------------------------------------------
OTC SECURITIES
Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS
--------------------------------------------------------------------------------
OTC securities are not traded as often as securities listed on an exchange. So, if the Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter, Value Investors and Murray Johnstone use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Increases the number of potential investments for a Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES
Securities that do not have a ready market and cannot be easily sold, if at all, at approximately the price that the Fund has valued them.

POTENTIAL RISKS
--------------------------------------------------------------------------------
A Fund may have difficulty  valuing these  securities  precisely.

A Fund may be unable to sell these securities at the time or price it desires.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
The Cash Reserves Fund may not invest more than 10% of its net assets in illiquid securities.

Every other Fund may not invest more than 15% of its net assets in illiquid securities.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

THE INVESTMENT ADVISER & SUBADVISERS

[LOGO OMITTED] THE INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, PA 19087, is the investment advisor for each Fund. Founded in 1982, Pilgrim Baxter currently manages approximately $23 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, Technology & Communications and Global Technology & Communications Funds, and for the growth portion of the Strategic Small Company Fund. Pilgrim Baxter oversees the investment decisions made by Value Investors as sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds, and for the value portion of the Strategic Small Company Fund, Murray Johnstone as sub-adviser for the International Fund and Wellington Management as sub-adviser for the Cash Reserves Funds. The Funds' Board of Directors supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.


--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

[LOGO OMITTED]
THE SUB-ADVISERS


Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $680 million for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value, Large Cap Value and Focused Value Funds and the value portion of the Strategic Small Company Fund, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than the current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Murray Johnstone International Limited, 11 West Nile Street, Glasgow, Scotland is a U.S. registered investment adviser. Founded in 1989, Murray Johnstone currently manages more than $6 billion for institutional clients worldwide.

The investment process of Murray Johnstone, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the International Fund, Murray Johnstone uses twenty factors, like currency considerations, to score and rank a universe of countries and geographic regions according to investment potential. Then, using its own fundamental research, Murray Johnstone identifies individual companies with superior growth records and expectations, sound balance sheets and high cash flow generation. Each company's investment value is evaluated based on factors like relative price performance, upward earnings estimate revisions, improving balance sheets and strength of management. Murray Johnstone's decision to sell a security depends on many factors. Generally speaking, however, Murray Johnstone considers selling a security when another company or country offers superior investment opportunities, the risk associated with a particular currency becomes too great, or the security falls short of Murray Johnstone's expectations.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the PBHG Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of June 30, 2000, Wellington Management held discretionary management authority with respect to more than $253 billion of assets.

In managing the PBHG Cash Reserves Fund, Wellington Management uses a top-down strategy and bottom-up security selection, to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Pilgrim Baxter or Wellington Management is subject to the approval or ratification by the Fund's Board of Directors.

For the fiscal year ended March 31, 2000, Pilgrim Baxter waived a portion of its fee for the Small Cap Value, Focused Value and Strategic Small Company Funds, so that the effective management fee paid by each Fund was as follows:

 Growth Fund                 0.85%     Large Cap Value Fund              0.65%
 Emerging Growth Fund        0.85%     Mid-Cap Value Fund                0.85%
 Large Cap Growth Fund       0.75%     Small Cap Value Fund              0.92%
 Select Equity Fund          0.85%     Focused Value Fund                0.80%
 Core Growth Fund            0.85%     International Fund                1.00%
 Limited Fund                1.00%     Cash Reserves Fund                0.30%
 Large Cap 20 Fund           0.85%     Technology &
 New Opportunities Fund      1.00%     Communications Fund               0.85%
                                       Strategic Small Company Fund      0.95%


The Global Technology & Communications Fund did not begin investment operations until June 1, 2000. As investment adviser to this Fund, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.5% of the Fund's average daily net assets.

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each sub-advised Fund.

GROWTH FUND/NEW OPPORTUNITIES FUND
Gary L. Pilgrim, CFA has managed the Growth Fund since its inception in 1985. He has managed the New Opportunities Fund since April 21, 2000. Mr. Pilgrim is the Chief Investment Officer and President of Pilgrim Baxter and has been a growth stock manager for over 30 years.


LARGE CAP GROWTH FUND/LARGE CAP 20 FUND/SELECT EQUITY FUND
Michael S. Sutton, CFA, has managed the Large Cap Growth and Large Cap 20 Funds since November, 1999. He has managed the Select Equity Fund since April 24, 2000. Mr. Sutton joined Pilgrim Baxter in October 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.


LIMITED FUND/EMERGING GROWTH FUND
Erin A. Piner has managed the Limited Fund since October, 1998. She has managed the Emerging Growth Fund since January 2000. Ms. Piner joined Pilgrim Baxter in 1995 as an equity analyst. Prior to joining Pilgrim Baxter, Ms. Piner worked for four years in the client service group of PaineWebber, Inc.

SMALL CAP VALUE FUND/MID-CAP VALUE FUND/FOCUSED VALUE FUND
Jerome J. Heppelmann, CFA, has managed the Small Cap Value, Mid-Cap Value, and Focused Value Funds since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/ Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

LARGE CAP VALUE FUND
Raymond J. McCaffrey, CFA, has managed the Large Cap Value Fund since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn Trust Company. His 11 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

INTERNATIONAL FUND
Andrew V. Preston has managed this Fund since April, 1999. He co-managed this Fund from July, 1995 through April, 1999. Mr. Preston joined Murray Johnstone International Limited in 1985 and has served as a portfolio manager and director since 1993.

TECHNOLOGY & COMMUNICATIONS FUND/CORE GROWTH FUND
Jeffrey A. Wrona, CFA has managed the Technology & Communications Fund since May, 1999. He co-managed this Fund from May, 1998 through May, 1999. Mr. Wrona has managed the Core Growth Fund since May, 1999. Mr. Wrona joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim Baxter.

STRATEGIC SMALL COMPANY FUND
James M. Smith, CFA has co-managed this Fund since its inception in 1996. He manages the growth portion of this Fund. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager and has over 20 years of equity portfolio management experience. Mr. Heppelmann manages the value portion of this Fund. His experience is discussed under the Small Cap Value, Mid-Cap Value and Focused Value Funds. Mr. Heppelmann has co-managed this fund since June, 1999.

CASH RESERVES FUND
John C. Keogh has managed this Fund since its inception in 1995. Mr. Keogh joined Wellington Management in 1983 as an assistant portfolio manager and has served as a portfolio manager since 1990.

GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
Michael K. Ma has managed the Fund since its inception on May 31, 2000. Mr. Ma joined Pilgrim Baxter in October 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an Equity Research Analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years as a Portfolio Manger and Research Assistant with United States Trust Company of New York, first as a research assistant and then after 1994 as a portfolio manager.

                                                                 YOUR INVESTMENT

[LOGO OMITTED]
PRICING FUND SHARES

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value.

Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Fund's Board of Directors. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S.
dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.


--------------------------------------------------------------------------------
NET ASSET VALUE (NAV)
The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of regular trading on the New York Stock Exchange. Fund shares are not priced on days that the New York Stock Exchange is closed.

[LOGO OMITTED] BUYING SHARES
You may purchase shares of each fund directly through the Fund's transfer agent. Except for the Cash Reserve Fund, the price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserve Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated net asset value. If you purchase shares of the Cash Reserve Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's net asset value as calculated on the next business day after receipt of the check or bank draft. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's board of directors may use another method that it believes reflects fair value. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern time each day the New York Stock Exchange is open.


You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

--------------------------------------------------------------------------------
 MINIMUM INVESTMENTS
                                                           Initial  Additional
--------------------------------------------------------------------------------
 REGULAR ACCOUNTS
 New Opportunities Fund 1                                  $10,000  no minimum
 Limited Fund1                                             $ 5,000  no minimum
 Strategic Small
   Company Fund                                            $ 5,000  no minimum
 Each Other Fund                                           $ 2,500  no minimum
 Uniform Gifts/Transfer
   to Minor Accounts                                       $   500  no minimum
 TRADITIONAL IRAS                                          $ 2,000  no minimum
 ROTH IRAS                                                 $ 2,000  no minimum
 EDUCATIONAL IRAS                                          $   500  no minimum
 SYSTEMATIC INVESTMENT                                     $   500     $25
   PLANS 2 (SIP)

 1 THE LIMITED AND NEW OPPORTUNITIES FUNDS ARE CURRENTLY CLOSED
   TO NEW INVESTORS.
 2 PROVIDED A SIP IS ESTABLISHED,  THE MINIMUM INITIAL  INVESTMENT FOR EACH FUND
   IS $500 ALONG WITH A MONTHLY SYSTEMATIC INVESTMENT OF $25 OR MORE.

CONCEPTS TO UNDERSTAND
--------------------------------------------------------------------------------
Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Education IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA INFORMATION, CONSULT A PBHG SHAREHOLDER SERVICES REPRESENTATIVE OR A TAX ADVISOR.

[LOGO OMITTED] SELLING SHARES
You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time (2:00 p.m. Eastern time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

--------------------------------------------------------------------------------
LIMITATIONS ON SELLING SHARES BY PHONE

 Proceeds
 sent by                                        Minimum          Maximum
--------------------------------------------------------------------------------
 Check                                          no minimum       $50,000
                                                                 per day

 Wire*                                          no minimum       no maximum

 ACH                                            no minimum       no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

* WIRE FEE IS $10 PER FEDERAL RESERVE WIRE

WRITTEN REDEMPTION ORDERS
--------------------------------------------------------------------------------
Some circumstances require written sell orders along with signature guarantees. These include:
o Redemptions in excess of $50,000
o Requests to send proceeds to a different address or payee
o Requests to send proceeds to an address that has been changed within the last 30 days
o Requests to wire proceeds to a different bank account

A SIGNATURE GUARANTEE
helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

[LOGO OMITTED] GENERAL POLICIES

o Each Fund may reject or suspend acceptance of purchase orders.

o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the NAV of the Fund.

o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

o When placing a purchase, sale or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

o SEI Trust Company, the custodian for PBHG Traditional, Roth and Education IRA accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Educational IRA accounts. This fee will be automatically charged to your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 66. For non-retirement accounts, the Fund, may upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days. Due to you redeeming or exchanging out of the Fund.

Statements and Reports that PBHG sends to you include the following:
o Confirmation Statements, Quarterly Account Statements, Prospectuses and Financial Reports.

     To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a fund. Call PBHG at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact PBHG at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121. Electronic copies of most financial reports and prospectuses are available at PBHG's website (www.pbhgfunds.com).

EXCHANGES BETWEEN FUNDS

You may exchange some or all of your shares in a fund with any other fund identified in this prospectus. However, exchanges into the Limited Fund may be made only by investors who are current shareholders of that Fund, as it is currently closed to new investors. Exchanges into the New Opportunities Fund may be made only by persons who were shareholders on or before November 12, 1999, the day this fund closed to new investors. Simply mail, telephone or use the Fund's internet website to provide your exchange instructions to the transfer agent. There is currently no fee for exchanges, however, the Fund may change or terminate this privilege on 60 days notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG fund may be made only four (4) times a year.

TO OPEN AN ACCOUNT

-----IN WRITING-----------------------------------------------------------------
 Complete the application.

 Mail your completed application  and a check to:
 The PBHG Funds, Inc.
 P.O. Box 219534
 Kansas City, Missouri  64121-9534

-----BY TELEPHONE---------------------------------------------------------------
Call us at 1-800-433-0051 to receive an account application and receive an account number.

WIRE  Have your bank send your investment to:
o United Missouri Bank of Kansas City, N.A.
o ABA# 10-10-00695
o Account # 98705-23469
o Fund Name
o Your name
o Your Social Security or tax ID  number
o Your account number

 Return the account application.

-----BY AUTOMATED CLEARING------------------------------------------------------
     HOUSE (ACH)*




-----VIA THE INTERNET-----------------------------------------------------------
o Visit the PBHG Funds website at http://www.pbhgfunds.com.
o Enter the "open account" screen and follow the instructions for completing an account application.

TO ADD TO AN ACCOUNT
--------------------------------------------------------------------------------
Fill out an investment slip:

Mail the slip and the check to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534

WIRE Have your bank send your investment to:
o United Missouri Bank of Kansas  City, N.A.
o ABA# 10-10-00695
o Account # 98705-23469
o Fund Name
o Your name
o Your Social Security or tax ID number
o Your account number

--------------------------------------------------------------------------------
o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.
o The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

--------------------------------------------------------------------------------
o Complete the bank information section on the account application.
o Enter the "Your Account" section of the website and follow the instructions for purchasing shares.

TO SELL SHARES

-----BY MAIL--------------------------------------------------------------------

Write a letter of instruction that includes:
o your name(s) and signature(s)
o your account number
o the fund name
o the dollar amount your wish to sell
o how and where to send the proceeds

If required, obtain a signature guarantee (see "Selling Shares")

Mail your request to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri 64121-9534


-----SYSTEMATIC WITHDRAW PLAN---------------------------------------------------

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account

 o Complete the applicable section on the account application

 Note:  Must maintain a minimum account balance of $5,000 or more.


-----CHECK WRITING--------------------------------------------------------------

Check Writing is offered to shareholders of the Cash Reserves Fund. If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish Check Writing on your account, call 1-800-433-0051 and request a Signature Card.


-----BY TELEPHONE---------------------------------------------------------------

Sales orders may be placed by telephone provided this option was selected on your account application. Please call 1-800-433-0051.

Note: sales from IRA accounts may not be made by telephone and must be made in writing.


-----ACH------------------------------------------------------------------------

o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.

Note: sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.


-----WIRE-----------------------------------------------------------------------

Sale proceeds may be wired at your request. Be sure the Fund has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

[LOGO OMITTED] DISTRIBUTION AND TAXES
Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. These dividends and distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange. (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it. (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

TAXES ON TRANSACTIONS
--------------------------------------------------------------------------------
The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

--------------------------------------------------------------------------------
TAXABILITY OF DISTRIBUTIONS

 Type of                  Tax rate for                  Tax rate for
 Distribution             15% bracket                   28% bracket
--------------------------------------------------------------------------------

 Dividends                Ordinary income rate          Ordinary income rate

 Short-term
   Capital Gains          Ordinary income rate          Ordinary income rate

 Long-term
   Capital Gains          10%                           20%

[LOGO OMITTED] FINANCIAL HIGHLIGHTS
A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD ENDED MARCH 31:



                 Net                Realized and                                 Net
                Asset       Net      Unrealized  Distributions  Distributions   Asset
                Value    Investment   Gains or      from Net       from         Value
              Beginning    Income     (Losses)     Investment     Capital        End
              of Period    (Loss)   on Securities    Income        Gains      of Period
-----------------------------------------------------------------------------------------


----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  2000 2       $24.51     $(0.33)       $36.14         --         $(1.59)       $58.73
  1999 2        28.23      (0.24)        (3.48)        --             --         24.51
  1998          21.06      (0.26)         7.43         --             --         28.23
  1997          25.30      (0.10)        (4.14)        --             --         21.06
  1996          16.70      (0.06)         8.66         --             --         25.30

  PBHG ADVISOR CLASS
  2000 2       $24.35     $(0.42)       $35.85         --         $(1.59)       $58.19
  1999 2        28.12      (0.30)        (3.47)        --             --         24.35
  1998          21.03      (0.15)         7.24         --             --         28.12
  1997 1        25.42      (0.06)        (4.33)        --             --         21.03
-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  2000 2       $20.61     $(0.21)       $20.76         --         $(1.16)       $40.00
  1999 2        25.83      (0.18)        (4.96)        --          (0.08)        20.61
  1998          19.26      (0.24)         6.81         --             --         25.83
  1997          23.07      (0.11)        (2.87)        --          (0.83)        19.26
  1996          16.10      (0.07)         8.03         --          (0.99)        23.07

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  2000 2       $24.57     $(0.23)       $21.32         --         $(7.29)       $38.37
  1999 2        22.69      (0.16)         3.53         --          (1.49)        24.57
  1998          14.26      (0.19)         8.82         --          (0.20)        22.69
  1997          14.53      (0.05)        (0.21)        --          (0.01)        14.26
  1996 4        10.00      (0.03)         4.97         --          (0.41)        14.53

-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  2000 2       $25.93     $(0.34)       $58.71         --         $(6.49)       $77.81
  1999 2        24.15      (0.21)         1.99         --             --         25.93
  1998          15.91      (0.44)         8.68         --             --         24.15
  1997          17.27      (0.13)        (1.03)        --          (0.20)        15.91
  1996 4        10.00      (0.05)         7.68         --          (0.36)        17.27

                                                                          Ratio
                                                Ratio                     of Net
                                                of Net       Ratio      Investment
                        Net                   Investment  of Expenses  Income (Loss)
                       Assets      Ratio        Income     to Average   to Average
                        End      of Expenses    (Loss)     Net Assets   Net Assets  Portfolio
             Total   of Period   to Average   to Average  (Excluding   (Excluding    Turnover
            Return     (000)     Net Assets   Net Assets    Waivers)     Waivers)     Rate
-------------------------------------------------------------------------------------------


----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  2000 2   148.57%   $6,465,234     1.23%       (0.90)%       1.23%       (0.90)%    107.73%
  1999 2   (13.18)%   3,228,740     1.32%       (0.99)%       1.32%       (0.99)%     80.51%
  1998      34.05 %   5,338,380     1.26%       (0.74)%       1.26%       (0.74)%     94.21%
  1997     (16.76)%   4,634,138     1.25%       (0.69)%       1.25%       (0.69)%     64.89%
  1996      51.50 %   3,298,666     1.48%       (0.79)%       1.48%       (0.79)%     44.64%

  PBHG ADVISOR CLASS
  2000 2   147.98%     $143,937     1.48%       (1.15)%       1.48%       (1.15)%    107.73%
  1999 2   (13.41)%      66,235     1.57%       (1.24)%       1.57%       (1.24)%     80.51%
  1998      33.71 %      89,227     1.51%       (1.02)%       1.51%       (1.02)%     94.21%
  1997 1   (17.27)%+     12,991     1.53%*      (1.11)%*      1.53%*      (1.11)%*    64.89%
-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  2000 2   101.33%   $1,336,938     1.24%       (0.76)%        1.24%       (0.76)%   141.81%
  1999 2   (19.91)%     736,008     1.34%       (0.80)%        1.34%       (0.80)%   101.53%
  1998      34.11 %   1,404,157     1.27%       (0.80)%        1.27%       (0.80)%    95.21%
  1997     (13.71)%   1,195,620     1.28%       (0.36)%        1.28%       (0.36)%    47.75%
  1996      50.16 %     689,705     1.47%       (0.42)%        1.47%       (0.42)%    97.05%

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  2000 2    98.60%     $256,965     1.17%       (0.79)%        1.17%       (0.79)%   184.36%
  1999 2    15.90%      144,089     1.25%       (0.71)%        1.25%       (0.71)%    46.16%
  1998      60.80 %     145,662     1.22%       (0.79)%        1.22%       (0.79)%    46.56%
  1997      (1.77)%     119,971     1.23%       (0.47)%        1.23%       (0.47)%    51.70%
  1996 4    50.47 %*     53,759     1.50%*      (0.66)%*       2.07%*      (1.23)%*  116.75%

-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  2000 2   240.82%   $1,691,298     1.18%       (0.68)%        1.18%       (0.68)%   200.56%
  1999 2     7.37%      235,904     1.34%       (0.90)%        1.34%       (0.90)%    56.59%
  1998      51.79 %     336,076     1.35%       (1.15)%        1.35%       (1.15)%    72.16%
  1997      (6.94)%     372,486     1.26%       (0.76)%        1.26%       (0.76)%    71.70%
  1996 4    77.75 %*    202,796     1.50%*      (0.74)%*       1.73%*      (0.97)%*  206.22%

--------------------------------------------------------------------------------
73

--------------------------------------------------------------------------------



                 Net                Realized and                                 Net
                Asset       Net      Unrealized  Distributions  Distributions   Asset
                Value    Investment   Gains or      from Net       from         Value
              Beginning    Income     (Losses)     Investment     Capital        End
              of Period    (Loss)   on Securities    Income        Gains      of Period
------------------------------------------------------------------------------------------


---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG Class
  2000 2       $14.06     $(0.20)       $16.39         --             --        $30.25
  1999 2        13.53      (0.14)         0.67         --             --         14.06
  1998          10.34      (0.33)         3.52         --             --         13.53
  1997          11.82      (0.09)        (1.39)        --             --         10.34
  1996 3        10.00      --             1.82         --             --         11.82

-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  2000 2       $11.95     $(0.12)       $15.20         --         $(3.92)       $23.11
  1999 2        14.08      (0.10)        (1.45)        --          (0.58)        11.95
  1998           9.05      (0.10)         5.53         --          (0.40)        14.08
  1997 6        10.00       0.02         (0.93)    $(0.03)         (0.01)         9.05

----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2000 2       $24.10     $(0.25)       $26.26         --         $(5.77)       $44.34
  1999 2        15.98      (0.12)         8.46         --          (0.22)        24.10
  1998           9.25      (0.07)         6.80         --             --         15.98
  1997 7        10.00      (0.01)        (0.73)    $(0.01)            --          9.25

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2000 2       $16.47     $(0.71)       $85.60         --         $(3.17)       $98.19
  1999 10       13.52      (0.01)         2.96         --             --         16.47

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000         $13.85      $0.12         $1.78     $(0.08)        $(3.70)       $11.97
  1999          13.01       0.08          2.45      (0.10)         (1.59)        13.85
  1998          10.11       0.02          3.84      (0.06)         (0.90)        13.01
  1997 8        10.00       0.02          0.09         --             --         10.11
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
  2000 2       $15.09     $(0.02)        $5.03         --         $(6.28)       $13.82
  1999          15.30     --              0.92         --          (1.13)        15.09
  1998 9        10.00      (0.01)         6.00         --          (0.69)        15.30

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000 2       $11.38     $(0.08)        $7.45         --             --        $18.75
  1999 2        15.38      (0.09)        (3.06)        --         $(0.85)        11.38
  1998 9        10.00      (0.03)         6.15         --          (0.74)        15.38

                                                                          Ratio
                                                Ratio                     of Net
                                                of Net       Ratio      Investment
                        Net                   Investment  of Expenses  Income (Loss)
                       Assets      Ratio        Income     to Average   to Average
                        End      of Expenses    (Loss)     Net Assets   Net Assets Portfolio
             Total   of Period   to Average   to Average  (Excluding   (Excluding   Turnover
            Return     (000)     Net Assets   Net Assets    Waivers)     Waivers)     Rate
--------------------------------------------------------------------------------------------


---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG Class
  2000 2   115.15%     $166,099     1.33%       (1.02)%       1.33%        (1.02)%   312.32%
  1999 2     3.92%       86,485     1.45%       (1.16)%       1.45%        (1.16)%   120.93%
  1998      30.85 %     165,510     1.35%       (1.07)%       1.35%        (1.07)%    72.78%
  1997     (12.52)%     283,995     1.36%       (0.77)%       1.36%        (0.77)%    46.75%
  1996 3    18.20 %+     31,092     1.50%*      (0.18)%*      2.92%*       (1.60)%*   17.00%

-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  2000 2   137.27%     $155,130     1.32%       (0.76)%       1.32%        (0.76)%   107.78%
  1999 2   (11.01)%     108,011     1.40%       (0.81)%       1.40%        (0.81)%   111.07%
  1998      60.78 %     178,168     1.40%       (0.72)%       1.40%        (0.72)%    81.36%
  1997 6    (9.15)%+    137,520     1.42%*       0.33%*       1.42%*        0.33%*    75.46%

----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2000 2   117.88%   $1,083,460     1.23%       (0.82)%       1.23%        (0.82)%   147.35%
  1999 2    52.52%      603,077     1.27%       (0.64)%       1.27%        (0.64)%    76.41%
  1998      72.76%      192,631     1.41%       (0.79)%       1.41%        (0.79)%    98.27%
  1997 7    (7.40)%+     69,819     1.50%*       0.17 %*      1.50%*        0.17 %*   43.98%

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2000 2   529.94%     $355,600     1.34%       (1.15)%      1.34%         (1.15)%   668.31%
  1999 10   21.82%+      16,742     1.50%*      (0.80)%*     1.59%*        (0.89)%*  109.43%

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000      14.25%      $32,922     1.11%        0.71%        1.11%         0.71%   1018.03%
  1999      20.29%       44,922     1.01%        0.59%        1.01%         0.59%    568.20%
  1998      39.47%       76,476     1.17%        0.98%        1.17%         0.98%    403.59%
  1997 8     1.10%+      26,262     1.50%*       1.61%*       1.74%*        1.37%*     0.00%
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
  2000 2    42.21%      $60,690     1.44%       (0.15)%       1.44%        (0.15)%   742.57%
  1999       8.35%       56,981     1.33%        0.01%        1.33%         0.01%    732.73%
  1998 9    61.06%+      54,173     1.47%*      (0.17)%*      1.47%*       (0.17)%*  399.96%

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000 2    64.76%      $92,634     1.50%       (0.56)%      1.58%         (0.64)%   352.85%
  1999 2   (20.93)%      69,787     1.48%       (0.71)%      1.48%         (0.71)%   273.87%
  1998 9    62.27%+     125,834     1.49%*      (0.52)%*     1.49%*        (0.52)%*  263.04%

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------



                 Net                Realized and                                 Net
                Asset       Net      Unrealized  Distributions  Distributions   Asset
                Value    Investment   Gains or      from Net       from         Value
              Beginning    Income     (Losses)     Investment     Capital        End
              of Period    (Loss)   on Securities    Income        Gains      of Period
------------------------------------------------------------------------------------------


-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2000 2       $10.46     $(0.01)        $8.93         --         $(0.87)       $18.51
  1999 10       10.32         --          0.14         --             --         10.46

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  2000 2       $11.60     $(0.08)        $2.30         --         $(0.88)       $12.94
  1999 11       12.04      (0.14)         0.29     $(0.17)         (0.42)        11.60
  1998          11.26      (0.03)         1.83         --          (1.02)        12.04
  1997          10.55         --          0.71         --             --         11.26
  1996           9.13      (0.04)         1.46         --             --         10.55

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2000          $1.00      $0.05            --     $(0.05)            --         $1.00
  1999           1.00       0.05            --      (0.05)            --          1.00
  1998           1.00       0.05            --      (0.05)            --          1.00
  1997           1.00       0.05            --      (0.05)            --          1.00
  1996 4         1.00       0.05            --      (0.05)            --          1.00

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  2000 2       $27.59     $(0.54)       $62.84         --         $(4.87)       $85.02
  1999 2        19.27      (0.19)         8.80         --          (0.29)        27.59
  1998          14.63      (0.23)         5.72         --          (0.85)        19.27
  1997          12.48      (0.05)         2.55         --          (0.35)        14.63
  1996 5        10.00      (0.02)         2.50         --             --         12.48

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS

  2000 2       $10.54     $(0.13)       $10.18         --         $(1.25)       $19.34
  1999 2        12.89      (0.11)        (1.78)        --         $(0.46)        10.54
  1998           8.86      (0.11)         5.01         --          (0.87)        12.89
  1997 8        10.00         --         (1.14)        --             --          8.86

                                                                          Ratio
                                                Ratio                     of Net
                                                of Net       Ratio      Investment
                        Net                   Investment  of Expenses  Income (Loss)
                       Assets      Ratio        Income     to Average   to Average
                        End      of Expenses    (Loss)     Net Assets   Net Assets Portfolio
             Total   of Period   to Average   to Average  (Excluding   (Excluding   Turnover
            Return     (000)     Net Assets   Net Assets    Waivers)     Waivers)     Rate
--------------------------------------------------------------------------------------------
-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2000 2    89.17%      $22,556     1.50%       (0.10)%       1.55%        (0.15)%   853.36%
  1999 10    1.36%+       3,658     1.50%*       0.09%*       2.67%*       (1.08)%*  173.09%

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  2000 2    19.29%      $11,382     2.00%       (0.62)%       2.00%        (0.62)%    90.17%
  1999 11    1.42%       12,220     1.97%       (0.35)%       1.97%        (0.35)%    59.74%
  1998      17.46%       20,905     2.00%       (0.13)%       2.00%        (0.13)%    85.94%
  1997       6.73%       21,265     2.22%       (0.32)%       2.22%        (0.32)%    74.82%
  1996      15.55%       11,243     2.25%       (0.22)%       3.03%        (1.00)%   140.26%

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2000       4.81%     $579,458     0.69%        4.78%       0.69%          4.78%      n/a
  1999       4.84%      144,239     0.70%        4.72%       0.70%          4.72%      n/a
  1998       5.13%      117,574     0.68%        5.00%       0.68%          5.00%      n/a
  1997       4.89%      341,576     0.68%        4.79%       0.68%          4.79%      n/a
  1996 4     5.24%*      99,001     0.70%*       5.05%*      0.88%*         4.87%*     n/a

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  2000 2   233.99%   $3,843,946     1.19%       (0.96)%       1.19%        (0.96)%   362.38%
  1999 2    45.33%      536,405     1.34%       (0.96)%       1.34%        (0.96)%   276.07%
  1998      38.29%      495,697     1.30%       (0.91)%       1.30%        (0.91)%   259.89%
  1997      19.59%      493,156     1.33%       (0.59)%       1.33%        (0.59)%   289.91%
  1996 5    24.82%+      61,772     1.50%*      (0.50)%*      2.00%*       (1.00)%*  125.99%

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS

  2000 2    99.74%      $75,225     1.50%       (0.93)%       1.55%        (0.98)%   240.55%
  1999 2   (14.52)%      48,029     1.50%       (0.97)%       1.54%        (1.01)%   140.89%
  1998      56.54 %     111,983     1.45%       (0.92)%       1.45%        (0.92)%   215.46%
  1997 8   (11.40)%+     61,382     1.50%*       0.18%*       1.50%*        0.18%*    88.88%

 * Annualized
 + Total returns and portfolio turnover have not been annualized.
 1 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996.
 2 Per share calculations were performed using average shares for the period.
 3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
 4 The PBHG Large Cap Growth Fund,  the PBHG Select  Equity  Fund,  and the PBHG
   Cash Reserves Fund commenced operations on April 5, 1995.
 5 The PBHG Technology & Communications Fund commenced  operations on September
   29, 1995.
 6 The PBHG Limited Fund commenced operations on June 28, 1996.
 7 The PBHG Large Cap 20 Fund  commenced  operations on November 29, 1996.
 8 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund
   commenced operations on December 31, 1996.
 9 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations  April 30,  1997.
10 The PBHG New  Opportunities  Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
11 Distributions from net investment income include $0.1659 of distribution in excess of net investment income.

Amounts designated as "--" are either $0 or have been rounded to $0.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
[LOGO OMITTED]
THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
SEC FILE NUMBER 811-04391


For investors who want more information about the funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more information about the funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS
Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

TO OBTAIN INFORMATION
--------------------------------------------------------------------------------
BY TELEPHONE
Call 1-800-433-0051

BY MAIL
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, MO 64121-9534

VIA THE INTERNET
www.pbhgfunds.com

Text-only  versions  and  other  information  about  The PBHG  Funds,  Inc.  are
available   on   the   EDGAR   database   on  the   SEC's   Internet   site   at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

INVESTMENT ADVISER
Pilgrim Baxter & Associates, Ltd.

DISTRIBUTOR
SEI Investments Distribution Co.

PBHG Prospectus -- 7/00

                                                                    APPENDIX III

                              THE PBHG FUNDS, INC.
                    FUNDAMENTAL INVESTMENT LIMITATION CHART

PBHG Global Technology & communications Fund
The foregoing Fund may not:

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
1    Make loans, except that each Fund,       The Fund may not make personal                    * Must be fundamental
     in accordance with that Fund's           loans or loans of its assets to              * Standardize PBHG Funds policy
     investment objectives and policies,      persons who control or are under        * Broaden circumstances under which Fund
     may (i) purchase or hold debt            common control with the Fund,                       could make loans
     instruments, and (ii) enter into         except to the extent permitted by        * Clarify debt instruments not considered
     repurchase agreements. In addition,      the 1940 Act, Laws, Interpretations                      loans
     the PBHG Limited Fund, the PBHG          and Exemptions. This restriction
     Large Cap 20 Fund, the PBHG Large        does not prevent the Fund from,
     Cap Value Fund, the PBHG Mid-Cap         among other things, purchasing debt
     Value Fund, the PBHG Small Cap           obligations, entering into
     Value Fund, the PBHG International       repurchase agreements, loaning its
     Fund, PBHG Strategic Small Company       assets to broker-dealers or
     Fund and the PBHG Global Technology      institutional investors or
     & Communications Fund may each lend      investing in loans, including
     its Fund securities in an amount         assignments and participation
     not exceeding one-third the value        interests.
     of its total assets.

------------------------------------------------------------------------------------------------------------------------------------
2    Act as an underwriter of securities      The Fund may not underwrite the                 * Must be fundamental
     of other issuers except as it may        securities of other issuers. This      * Expand types of permissable transactions
     be deemed an underwriter under the       restriction does not prevent the           * Standaradize PBHG Funds policy
     1933 Act in connection with the          Fund from engaging in transactions
     purchase and sale of Fund                involving the acquisition,
     securities.                              disposition or resale of its Fund
                                              securities, regardless of whether
                                              the Fund may be considered to be an
                                              underwriter under the Securities
                                              Act of 1933.

------------------------------------------------------------------------------------------------------------------------------------
3    Purchase or sell commodities or          The Fund may not purchase or sell               * Must be fundamental
     commodity contracts, except that a       physical commodities unless                * Standardize PBHG Funds policy
     Fund, in accordance with its             acquired as a result of ownership          * Maximum investment flexibility
     objectives and policies, may: (i)        of securities or other instruments.
     invest in readily marketable             This restriction does not prevent
     securities of issuers which invest       the Fund from engaging in
     or engage in such activities; and        transactions involving futures
     (ii) enter into futures contracts        contracts and options thereon or
     and options thereon.                     investing in securities that are
                                              secured by physical commodities.

------------------------------------------------------------------------------------------------------------------------------------

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
4    Purchase or sell real estate or          The Fund may not purchase or sell               * Must be fundamental
     real estate partnership interests,       real estate unless acquired as a           * Standardize PBHG Funds policy
     except that this limitation shall        result of ownership of securities           * Ability to hold real estate
     not prevent a Fund from investing        or other instruments. This              acquired as a result of other ownership
     directly or indirectly in readily        restriction does not prevent the
     marketable securities of issuers         Fund from investing in issuers that
     which can invest in real estate,         invest, deal or otherwise engage in
     institutions that issue mortgages,       transactions in real estate or
     or real estate investment trusts         interests therein, or investing in
     that deal with real estate or            securites that are secured by real
     interests therein.                       estate or interests therein.

------------------------------------------------------------------------------------------------------------------------------------
5    Issue senior securities (as defined      The Fund may not borrow money or                * Must be fundamental
     in the 1940 Act), except as              issue senior securities, except as         * Standardize PBHG Funds policy
     permitted in connection with the         permitted by the 1940 Act Laws,        * Maximum flexibility under current and
     Fund's policies on borrowing and         Interpretations and Exemptions.                       future law
     pledging, or as permitted by rule,
     regulation or order of the SEC.

------------------------------------------------------------------------------------------------------------------------------------
6    Purchase more than 10% of the            The Fund is a "diversified company"              * Must be fundamental
     voting securities of any one issuer      as defined in the 1940 Act. This        * Restated to give greater flexibility
     or purchase securities of any one        means that the Fund will not            to respond to future law, regulations,
     issuer if, at the time of purchase,      purchase the securities of any           interpretations, orders, exemptions
     more than 5% of its total assets         issuer if, as a result, the Fund                  or similar relief
     will be invested in that issuer,         would fail to be a diversified
     except with respect to the Fund, up      company within the meaning of the
     to 25% of its assets may be              1940 Act Laws, Interpretations and
     invested without regard to these         Exemptions. This limitation does
     limits. This limitation does not         not apply to PBHG Large Cap 20
     apply to PBHG Large Cap 20 Fund,         Fund, PBHG Technology &
     PBHG Technology & Communications         Communications Fund, PBHG Global
     Fund, PBHG Global Technology &           Technology & Communications Fund or
     Communications Fund or PBHG Cash         PBHG Cash Reserves Fund. This
     Reserves Fund. In addition, for          restriction does not prevent the
     purposes of this investment              Fund from purchasing the securities
     limitation, the term "issuer" does       of other investment companies to
     not include obligations issued or        the extent permitted by 1940 Act
     guaranteed by the U.S. Government,       Laws, Interpretations and
     its agencies or instrumentalities        Exemptions.
     and repurchase agreements
     collaterlaized by such obligations.

------------------------------------------------------------------------------------------------------------------------------------

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
7    Invest 25% or more of its total          The Fund will not make investments              * Must be fundamental
     assets at the time of purchase in        that will result in the                    * Standardize PBHG Funds policy
     securities of one or more issuers        concentration (as that term may be
     (other than obligations issued or        defined or interpreted by the 1940
     guaranteed by the U.S. Government        Act Laws, Interpretations and
     or its agencies and                      Exemptions) of its investments in
     instrumentalities and repurchase         the securities of issuers primarily
     agreements collateralized by such        engaged in the same industry. This
     obligations) whose principal             restriction does not limit the
     business activities are in the same      Fund's investments in (i)
     industry. For purposes of this           obligations issued or guaranteed by
     limitation, supranational                the U.S. Government, its agencies
     organizations are deemed to be           or instrumentalities, (ii)
     issuers conducting their principal       tax-exempt obligations issued by
     business activities in the same          governments or policital
     industry; state and municipal            subdivisions of governments or
     governments and their agencies and       (iii) repurchase agreements
     authorities are not deemed to be         collateralized by such obligations
     industries; utility companies will       and does not limit PBHG Cash
     be divided according to their            Reserves Fund's investment in bank
     services, for example, gas               obligations. In complying with this
     distribution, gas transmission,          restriction, the Fund will not
     electric and telephone will each be      consider a bank-issued guaranty or
     considered a separate industry; and      financial guaranty insurance as a
     financial service companies will be      separate security. This limitation
     classified according to the end          does not apply to PBHG Technology &
     users of their services (e.g.            Communications Fund and PBHG Global
     automobile finance, bank finance         Technology & Communications Fund.
     and diversified finance). With
     respect to the PBHG Technology &
     Communications Fund and the PBHG
     Global Technology & Communications
     Fund, up to 50% of the Fund's
     assets may be invested without
     regard to these limits.

------------------------------------------------------------------------------------------------------------------------------------

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
8    Borrow money except for temporary        The Fund may not borrow money or                   * Must be fundamental
     or emergency purposes and then only      issue senior securities, except as              * Standardize PBHG Funds policy
     in an amount not exceeding 10% of        permitted by the 1940 Act Laws,            * Maximum flexibility under current and
     the value of total assets (except        Interpretations and Exemptions.                         future law
     not exceeding 33 1/3% of the value
     of total assets with respect to the
     PBHG Mid-Cap Value Fund and the
     PBHG Small Cap Value Fund). This
     borrowing provision is included
     solely to facilitate the orderly
     sale of Fund securities to
     accommodate substantial redemption
     requests if they should occur and
     is not for investment purposes. All
     borrowings in excess of 5% of the
     Fund's total assets will be repaid
     before making additional
     investments.

------------------------------------------------------------------------------------------------------------------------------------
9    Invest in companies for the purpose      None                                                * Not required
     of exercising control.

------------------------------------------------------------------------------------------------------------------------------------
10   Pledge, mortgage or hypothecate          None                                                * Not required
     assets, except: (i) to secure
     temporary borrowings permitted by
     each Fund's limitation on permitted
     borrowings; or (ii) in connection
     with permitted transactions
     regarding options and futures
     contracts and, except for the PBHG
     Mid-Cap Value Fund and the PBHG
     Small Cap Value Fund, in aggregate
     amounts not to exceed 10% of total
     assets taken at current value at
     the time of the occurrence of such
     pledge, mortgage or hypothecation.

------------------------------------------------------------------------------------------------------------------------------------
11   Make short sales of securities,          None                                                * Not required
     maintain a short position or
     purchase securities on margin,
     except that each Fund may: (i)
     obtain short-term credits as
     necessary for the clearance of
     security transactions; and (ii)
     establish margin accounts as may be
     necessary in connection with the
     Fund's use of options and futures
     contracts.

------------------------------------------------------------------------------------------------------------------------------------

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
12   Purchase securities of other             The Fund may, notwithstanding any          * Standardize PBHG Funds policy
     investment companies except as           other fundamental investment policy        * Maximim investment flexibility
     permitted by the 1940 Act and the        or restriction, invest all of its
     rules and regulations thereunder.        assets in the securities of a
                                              single open-end investment company
                                              with substantially the same
                                              investment objective, policies and
                                              restrictions as the Fund.

------------------------------------------------------------------------------------------------------------------------------------
13   Invest in interests in oil, gas or       None                                                * Not required - NSMIA
     other mineral exploration or
     development programs and, except
     for the PBHG Mid-Cap Value Fund and
     the PBHG Small Cap Value Fund,
     invest in oil, gas or mineral
     leases.

------------------------------------------------------------------------------------------------------------------------------------

                              THE PBHG FUNDS, INC.
                   NON-FUNDAMENTAL INVESTMENT LIMITATION CHART

PBHG Global Technology & Communications Fund
The foregoing Fund may not:

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
1    Invest in illiquid securities in an      The PBHG Cash Reserves Fund may not           * Clarify in plain English
     amount exceeding, in the aggregate,      invest more than 10% of its net
     15% of its net assets (except not        assets in illiquid securities. Each
     exceeding 10% of the value of net        other Fund may not invest more than
     assets with respect to the PBHG          15% of its net assets in illiquid
     Cash Reserves Fund). This                securities. This limitation does
     limitation does not include any          not include any Rule 144A
     Rule 144A restricted security that       restricted security that has been
     has been determined by, or pursuant      determined by, or pursuant to
     to procedures established by, the        procedures established by, the
     Board of Directors, based on             Board of Directors, based on
     trading markets for such security,       trading markets for such security,
     to be liquid.                            to be liquid.

------------------------------------------------------------------------------------------------------------------------------------
2    Purchase puts, calls, straddles,         None                                       * Standardize PBHG Funds policy
     spreads, and any combination                                                        * Maximum investment flexibility
     thereof, except to the extent
     permitted by the 1940 Act or the
     rules or regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
3    None                                     In complying with the fundamental       * Create internal operating guidelines
                                              restriction regarding issuer                 for corresponding fundamental
                                              diversification, the Fund will not,             investment limitation
                                              with respect to 75% of its total
                                              assets, purchase securities of any
                                              issuer (other than securities
                                              issued or guaranteed by the U.S.
                                              Government or any of its agencies
                                              or instrumentalities), if, as a
                                              result, (i) more than 5% of the
                                              Fund's total assets would be
                                              invested in the securities of that
                                              issuer, or (ii) the Fund would hold
                                              more than 10% of the outstanding
                                              voting securities of that issuer.
                                              This limitation does not apply to
                                              PBHG Large Cap 20 Fund, PBHG
                                              Technology & Communications Fund,
                                              PBHG Global Technology &
                                              Communications Fund or PBHG Cash
                                              Reserves Fund. The Fund may (i)
                                              purchase securities of other
                                              investment companies as permitted
                                              by Section 12 (d)(1) of the 1940
                                              Act and (ii) invest its assets in
                                              securities of other money market
                                              funds and lend money to other
                                              investment companies and their
                                              series portolios that have Pilgrim
                                              Baxter or an affiliate of Pilgrim
                                              Baxter as an investment advisor (a
                                              "Pilgrim Baxter Advised Fund"),
                                              subject to the terms and conditions
                                              of any exemptive orders issued by
                                              the SEC.

------------------------------------------------------------------------------------------------------------------------------------

                                     1 of 4

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
4    None                                     In complying with the fundamental       * Create internal operating guidelines
                                              restriction with regarding                  for corresponding fundamental
                                              borrowing money and issuing senior              investment limitation
                                              securites, the Fund may not borrow
                                              money in an amount not exceedinmg
                                              33 1/3% of its total assets
                                              (including the amount borrowed)
                                              less liabilities (other than
                                              borrowings). the Fund may borrow
                                              from banks, broker-dealers or a
                                              Pilgrim Baxter Advised Fund. The
                                              Fund may not borrow for leveraging,
                                              but may borrow for temporary or
                                              emergency purposes, in anticipation
                                              of or in response to adverse market
                                              conditions, or for cash management
                                              purposes.

------------------------------------------------------------------------------------------------------------------------------------
5    None                                     In complying with the fundamental       * Create internal operating guidelines
                                              restriction regarding industry              for corresponding fundamental
                                              concentration, the Fund may invest              investment limitation
                                              up to 25% of its total assets in
                                              the securities of issuers whose
                                              principal business activities are
                                              in the same industry. For purposes
                                              of this limitation supranatural
                                              organizations are deemed to be
                                              issuers conducting their principal
                                              business activities in the same
                                              industry; state and municipal
                                              governments and their agencies and
                                              authorities are not deemed to be
                                              industries; utility companies will
                                              be divided according to their
                                              services, for example, gas
                                              distribution, gas transmission,
                                              electric and telephone will each be
                                              considered a separate industry; and
                                              financial service companies will be
                                              classified according to the end
                                              users of their services (e.g.
                                              automobile finance, bank finance
                                              and diversified finance). This
                                              limitation does not apply to PBHG
                                              Technology & Communications Fund or
                                              PBHG Global Technology &
                                              Communications Fund.

------------------------------------------------------------------------------------------------------------------------------------
6    None                                     In complying with the fundamental       * Create internal operating guidelines
                                              restriction with regard to making           for corresponding fundamental
                                              loans, the Fund may lend up to 33               investment limitation
                                              1/3% of its total assets and may
                                              lend money to another Pilgrim
                                              Baxter Advised Fund, on such terms
                                              and conditions as the SEC may
                                              require in an exemptive order.

------------------------------------------------------------------------------------------------------------------------------------
7    Invest in restricted securities          The Fund may not invest more than          * Standardize PBHG Funds policy
     except as follows: Emerging Growth,      15% of its total assets in
     Large Cap Growth, Select Equity,         restricted securities.
     Core Growth, Limited, Large Cap 20,
     International Cash Reserves,
     Technology & Communications, Global
     Technology & Communications Funds:
     10% of total assets and Large Cap
     Value, Mid-Cap Value, Small Cap
     Value and Strategic Small Company
     Funds: 15% of total assets.

------------------------------------------------------------------------------------------------------------------------------------

                                     2 of 4

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
8    Invest in when-issued and                None.                                      * Standardize PBHG Funds policy
     delayed-delivery securities. This                                                   * Maximum investment flexibility
     limitation does not apply to Small
     Cap Value, Mid Cap Value and Large
     Cap Value Funds.

------------------------------------------------------------------------------------------------------------------------------------
9    Invest more than 10% of net assets       None.                                      * Maximum investment flexibility
     in options.

------------------------------------------------------------------------------------------------------------------------------------
10   Invest in futures contracts, the         None.                                      * Maximum investment flexibility
     total market value of which may not
     exceed 50% (20% for the
     International Fund) of the Fund's
     net assets.

------------------------------------------------------------------------------------------------------------------------------------

                                     3 of 4

                             PBHG INTERNATIONAL FUND
                  PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
                           each a series of shares of
                              THE PBHG FUNDS, INC.
                                 P.O. Box 219534
                        Kansas City, Missouri 64121-9534
                            Toll Free: (800) 433-0005


                       STATEMENT OF ADDITIONAL INFORMATION

           Special Meeting of Shareholders of PBHG International Fund

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated December 6, 2000 of The PBHG Funds, Inc. (the "Fund") for use in connection with the Special Meeting of Shareholders of PBHG International Fund ("International Fund") to be held on January 25, 2001 Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing The Fund at the address shown above or by calling 1-800-433-0005.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

     A Statement of Additional Information for the Fund dated July 31, 2000 has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

     The date of this Statement of Additional Information is December 6, 2000.

                                TABLE OF CONTENTS

THE FUND ....................................................................  2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................  2
DIRECTORS AND OFFICERS OF THE FUND...........................................  2
ADVISORY AND MANAGEMENT-RELATED SERVICES AGREEMENTS AND PLANS OF
    DISTRIBUTION.............................................................  2
PORTFOLIO TRANSACTIONS.......................................................  2
DESCRIPTION OF SHARES........................................................  2
DETERMINATION OF NET ASSET VALUE.............................................  2
TAXES .......................................................................  2
PERFORMANCE ADVERTISING......................................................  2
FINANCIAL INFORMATION........................................................  3

Appendix I - The PBHG Funds, Inc. Statement of Additional Information dated July 31, 2000
Appendix II - Annual Report of The PBHG Funds, Inc. Dated March 31, 2000 Appendix III - Semi- Annual Report of The PBHG Funds, Inc. Dated
September 30, 2000

THE FUND

This Statement of Additional Information relates to The PBHG Funds, Inc. (the "Fund"), PBHG International Fund ("International Fund") and PBHG Global Technology & Communication Fund ("GTC Fund"). The Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). International Fund and GTC Fund are each separate series of shares of capital stock of the Fund. For further information concerning the history of the Fund see the heading "The Fund" in the Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of GTC Fund and International Fund adopted by the Fund's Board of Directors, see heading "Description of Permitted Investments" and "Investment Limitations" in the Fund's Statement of Additional Information attached hereto as Appendix I.

DIRECTORS AND OFFICERS OF THE FUND

For a disclosure of the names and a brief occupational biography of each of the Fund's officers and directors, identifying those who are interested persons of the Fund as well as stating their aggregate renumeration, see heading "Directors and Officers of the Fund" in the Fund's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT-RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Fund's advisory and management-related services agreements and plans of distribution, see headings "The Adviser," "The Sub-Advisers," "The Distributor," "The Administrator and Sub-Administrator" and "Other Service Providers" in the Fund's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Fund's brokerage policy, see heading "Portfolio Transactions" in the Fund's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Fund's authorized securities and the characteristics of the Fund's shares of stock, and for a description of the purchase and redemption procedures for the Fund's shares, see headings "Description of Shares" and "Purchases and Redemptions of Shares" in the Fund's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Fund's valuation and pricing procedures see heading "Determination of Net Asset Value" in the Fund's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Fund's shares, see heading "Taxes" in the Fund's Statement of Additional Information attached hereto as Appendix I.

PERFORMANCE ADVERTISING

For a description and quotation of certain performance data used by the Fund, see heading "Performance Advertising" in the Fund's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

PricewaterhouseCoopers LLP ("PWC") located at Two Commerce Square, Suite 1700, 2001 Market Street Philadelphia, Pennsylvania, serves as the independent accountants for the Fund. PWC provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended March 31, 2000 and the report of the independent accountants for that year are included in the Fund's Annual Report to Shareholders dated March 31, 2000, which is attatched to this Statement of Additional Information as Appendix II . The Annual Report, except for pages one through seven thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PricewaterhouseCoopers LLP.The Unaudited Interim Financial Statements for the Six Month Period Ended September 30, 2000, are set forth in the Fund's Semi - Annual Report to shareholders which is attatched to this Statement of Additional Information as Appendix III and is incorporated by reference herein.

                            PART C: OTHER INFORMATION


         Item 15.  INDEMNIFICATION

         The Articles of Incorporation of the Registrant Include the Following:

                                   ARTICLE VII

7.4 Indemnification. the Corporation, Including Its Successors and Assigns, Shall Indemnify Its Directors and Officers and Make Advance Payment of
Related Expenses to the Fullest Extent Permitted, and in Accordance With the Procedures Required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as Amended ("1940 Act"). The By-laws May Provide That the Corporation Shall Indemnify Its Employees And/or Agents in Any Manner and Within Such Limits as Permitted by Applicable Law. Such Indemnification Shall be in Addition to Any Other Right or Claim to Which Any Director, Officer, Employee or Agent May Otherwise be Entitled. The Corporation May Purchase and Maintain Insurance On Behalf of Any Person Who is or was a Director, Officer, Employee or Agent of the Corporation or is or was Serving At the Request of the Corporation as a Director, Officer, Partner, Trustee, Employee or Agent of Another Foreign or Domestic Corporation, Partnership, Joint Venture, Trust or Other Enterprise or Employee Benefit Plan, Against Any Liability (Including, With Respect to Employee Benefit Plans, Excise Taxes) Asserted Against and Incurred by Such Person in Any Such Capacity or Arising Out of Such Person's Position, Whether or Not the Corporation Would Have Had the Power to Indemnify Against Such Liability. The Rights Provided to Any Person by This Article 7.4 Shall be Enforceable Against the Corporation by Such Person Who Shall be Presumed to Have Relied Upon Such Rights in Serving or Continuing to Serve in the Capacities Indicated Herein. No Amendment of These Articles of Incorporation Shall Impair the Rights of Any Person Arising At Any Time With Respect to Events Occurring Prior to Such Amendment.



The By-laws of the Registrant Include the Following:

                                   ARTICLE IX
                     INDEMNIFICATION AND ADVANCE OF EXPENSES

         Section 1. Indemnification of Directors and Officers. The Corporation Shall Indemnify Its Directors to the Fullest Extent That Indemnification of Directors is Permitted by the Maryland General Corporation Law. The Corporation Shall Indemnify Its Officers to the Same Extent as Its Directors and to Such Further Extent as is Consistent With Law. The Corporation Shall Indemnify Its Directors and Officers Who, While Serving as Directors or Officers, Also Serve At the Request of the Corporation as a Director, Officer, Partner, Trustee, Employee, Agent or Fiduciary of Another Corporation, Partnership, Joint Venture, Real Estate Investment Trust, Trust, Other Enterprise or Employee Benefit Plan to the Fullest Extent Consistent With Law. The Indemnification and Other Rights Provided for by This Article Shall Continue as to a Person Who has Ceased to be a Director or Officer, and Shall Inure to the Benefit of the Heirs, Executors and Administrators of Such a Person. This Article Shall Not Protect Any Such Person Against Any Liability to the Corporation or Any Stockholder Thereof to Which Such Person Would Otherwise be Subject by Reason of Willful Misfeasance, Bad Faith, Gross Negligence or Reckless Disregard of the Duties Involved in the Conduct of Such Person's Office ("Disabling Conduct").



Insofar as Indemnification for Liability Arising Under the Securities Act of 1933, as Amended ("1933 Act") May be Permitted to Directors, Officers and Controlling Persons of the Registrant Pursuant to the Foregoing Provisions, or Otherwise, the Registrant has Been Advised That in the Opinion of the Securities and Exchange Commission Such Indemnification is Against Public Policy as Expressed in the 1933 Act and Is, Therefore, Unenforceable. in the Event That a Claim for Indemnification Against Such Liabilities (Other Than the Payment by the Registrant of

Expenses Incurred or Paid by a Director, Officer or Controlling Person of the Registrant in the Successful Defense of Any Action, Suite or Proceeding) is Asserted by Such Director, Officer or Controlling Person in Connection With the Securities Being Registered, the Registrant Will, Unless in the Opinion of Its Counsel the Matter has Been Settled by Controlling Precedent, Submit to a Court of Appropriate Jurisdiction the Question Whether Such Indemnification by It is Against Public Policy as Expressed in the 1933 Act and Will be Governed by the Final Adjudication of Such Issue.

to the Extent That the Articles of Incorporation, By-laws or Any Other Instrument Pursuant to Which the Registrant is Organized or Administered Indemnify Any Director or Officer of the Registrant, or That Any Contract or Agreement Indemnifies Any Person Who Undertakes to Act as Investment Adviser or Principal Underwriter to the Registrant, Any Such Provision Protecting or Purporting to Protect Such Persons Against Any Liability to the Registrant or Its Security Holders to Which He Would Otherwise by Subject by Reason of Willful Misfeasance, Bad Faith, or Gross Negligence, in the Performance of His Duties, or by Reason of His Contract or Agreement, Will be Interpreted and Enforced in a Manner Consistent With the Provisions of Sections 17(H) and (I) of the 1940 Act, as Amended, and Release No. Ic-11330 Issued Thereunder.

         Item 16. Exhibits:

          1. (A) Articles of Restatement of the Articles of Incorporation of the Registrant Filed October 21, 1998. Incorporated Herein by Reference to Post-effective Amendment No. 35 to Registrants Registration Statement On Form N-1a ("Pea No. 35").

             (B) Articles Supplementary of the Registrant Filed November 12, 1998. Incorporated Herein by Reference to Pea No. 35.

             (C) Articles of Restatement of the Registrant Filed January 21, 1999. Incorporated Herein by Reference to Post-effective Amendment No. 36 to Registrants Registration Statement On Form N-1a ("Pea No. 36").
             (D) Articles of Amendment Filed April 4, 2000. Incorporated Herein by Reference to Post-effective Amendment No. 38 to Registrants Registration Statement On Form N-1a ("Pea No. 38").


             (E)  Articles of Amendment Dated December 14, 2000.


          2. Amended and Restated By-laws of the Registrant Adopted Effective April 9, 1998. Incorporated Herein by Reference to Post-effective Amendment No. 34 to Registrant's Registration Statement On Form N-1a ("Pea No. 34").

          3.       Voting Trusts - None.

          4. a Copy of the Form of the Plan of Reorganization for International Fund is Attached as Appendix I to the Combined Proxy Statement and Prospectus Contained in This Registration Statement and is Incorporated by Reference Herein.

          5.      Articles of Incorporation Filed as Exhibit 1.

          6. (A) Interim Investment Advisory Agreement Dated September 21, 2000, by and Between the Registrant, On Behalf of Each Portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. Incorporated Herein by Reference to Post Effective Amendment No. 42 ("Pea No. 42").

             (B) Interim Investment Sub-advisory Agreement Dated September 21, 2000, by and the Registrant, On Behalf of the PBHG Large Cap Value, Mid-cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. Incorporated Herein by Reference to Pea No. 42.

             (C) Interim Investment Sub-advisory Agreement Dated September 21, 2000, by and the Registrant, On Behalf of the PBHG International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited. Incorporated Herein by Reference to Pea No. 42.

             (D) Interim Investment Sub-advisory Agreement Dated September 21, 2000, by and the Registrant, On Behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, Llp. Incorporated Herein by Reference to Pea No. 42.

             (E) Escrow Agreement Dated September 21, 2000, by and Between the Registrant, On Behalf of Each Portfolio of the Registrant, Pilgrim Baxter & Associates, Ltd. and First Union National Bank. Incorporated Herein by Reference to Pea No. 42.

          7. (A) Distribution Agreement Between the Registrant and SEI Financial Services Company Dated July 1, 1996 and Schedule a Dated April 1, 1997. Incorporated Herein by Reference to PEA No. 30.

             (B) Form of Amendment to Distribution Agreement Between the Registrant and SEI Financial Services Company. Incorporated Herein by Reference to PEA No. 35.

             (C) Schedule A Dated December 14, 2000 to Distribution Agreement Dated April 1, 1997 by and

                  Between the Registrant and SEI Financial Services Company. Incorporated Herein by Reference to PEA No. 42.

             (D) Form of Selling Group Agreement. Incorporated Herein by Reference to Post-effective Amendment No. 10 to Registrant's Registration Statement On Form N-1a ("PEA No. 10").

          8.      Bonus, Profit Sharing, Pension Contracts - None.

          9. (A)  Custodian Agreement Between the Registrant and the
                  Northern Trust Company, On Behalf of the International Fund. Incorporated Herein by Reference to PEA No. 30.

             (B) First Amendment to Custody Agreement Between the Registrant and the Northern Trust Company Dated June 4, 1998 On Behalf of the International Fund. Incorporated Herein by Reference to PEA No. 35.

             (C) Custodian Agreement Between the Registrant and Corestates Bank, N.a. and Schedule a Dated April 1, 1997. Incorporated Herein by Reference to PEA No. 30.

             (D) Form of Amendment to the Custodian Agreement Between the Registrant and First Union National Bank, Successor by Merger to Corestates Bank, N.a. Incorporated Herein by Reference to PEA No. 35.

             (E) Schedule A Dated December 14, 2000 to Administrative Services Agreement Dated July 1, 1996 by and Between the Registrant and PBHG Fund Services. Incorporated Herein by Reference to PEA No. 42.


          10. Plan Pursuant to Rule 12B-1 With Respect to Advisor Class Shares. Incorporated Herein by Reference to Post-effective Amendment No. 21 to Registrant's Registration Statement On Form N-1a.


          11. Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered was Previously Filed as Part of This Registration Statement.

          12. Form of Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP, Supporting the Tax Matters and Consequences to Shareholders Discussed in the Combined Proxy Statement and Prospectus is Filed Herewith.



          13.(A) Administrative Services Agreement Between the Registrant and PBHG Fund Services Dated July 1, 1996 and Exhibit a Dated April 1, 1997. Incorporated Herein by Reference to PEA No. 30.

             (B) Form of Amendment to the Administrative Services Agreement Between the Registrant and PBHG Fund Services. Incorporated Herein by Reference to PEA No. 35.

             (C) Schedule A Dated December 14, 2000 to Administrative Services Agreement Dated July 1, 1996 by and Between the Registrant and PBHG Fund Services. Incorporated Herein by Reference to PEA No. 42.

             (D) Sub-Administrative Services Agreement Between the Registrant and SEI Fund Resources Dated July 1, 1996 and Schedule a Dated April 1, 1997. Incorporated Herein by Reference to PEA No. 30.

             (E) Amendment Dated May 1, 1998 to Sub-administrative Services Agreement Between the Registrant, PBHG Fund Services and SEI Fund Resources Dated July 1, 1996. Incorporated Herein by Reference to PEA No. 35.

             (F) Form of Amendment to the Sub-administrative Services Agreement Between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated Herein by Reference to PEA No. 35.

             (G) Schedule A Dated December 14, 2000 to Sub-administrative Services Agreement Dated July 1, 1996 by and Between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated Herein by Reference to PEA No. 42.

             (H) Schedule A Dated December 3, 1998 to Agency Agreement Dated January 1, 1998 by and Between the Registrant and Dst Systems, Inc. Incorporated Herein by Reference to PEA No. 36.

             (I) Schedule A Dated December 14, 2000 to Agency Agreement Dated January 1, 1998 by and Between the Registrant and Dst Systems, Inc. Incorporated Herein by Reference to PEA No. 42.

             (J) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Core Growth Fund Dated September 24, 1996. Incorporated Herein by Reference to Post-effective Amendment No. 25 to Registrant's Registration Statement On Form N-1a ("PEA No. 25").

             (K) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Limited Fund Dated September 24, 1996. Incorporated Herein by Reference to PEA No. 25.

             (L) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Large Cap 20 Fund Dated November 24, 1996. Incorporated Herein by Reference to Post-effective Amendment No. 27 to Registrant's Registration Statement On Form N-1a ("PEA No. 27).

             (M) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Large Cap Value Fund Dated December 16, 1996. Incorporated Herein by Reference to PEA No. 27.

             (N) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Strategic Small Company Fund Dated December 16, 1996. Incorporated Herein by Reference to PEA No. 27.

             (O) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG International Fund Dated March 6, 1997. Incorporated Herein by Reference to PEA No. 30.

             (P) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Mid-cap Value Fund Dated April 1, 1997. Incorporated Herein by Reference to PEA No. 30.

             (Q) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Small Cap Value Fund Dated April 1, 1997. Incorporated Herein by Reference to PEA No. 30.

             (R) Form of Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of Each Portfolio With Respect to Its Advisor Class Shares. Incorporated Herein by Reference to Post-effective Amendment No. 31 to Registrant's Registration Statement On Form N-1A.

             (S) Form of Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of Each Portfolio Listed On Schedule A. Incorporated Herein by Reference to PEA No. 35.

             (T) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Focused Value Fund Dated December 3, 1998. Incorporated Herein by Reference to PEA No. 36.

             (U) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG New Opportunities Fund Dated January 25, 1999. Incorporated Herein by Reference to PEA No. 36.

             (V) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Global Technology & Communications Fund Dated April 4, 2000. Incorporated Herein by Reference to PEA No. 38.

             (W) Expense Limitation Agreement Between the Registrant and Pilgrim Baxter & Associates, Ltd. On Behalf of PBHG Wireless & Telecom Fund Dated December 14, 2000. Incorporated Herein by Reference to PEA No. 42.

             (X) Shareholder Services Agreement Between the Registrant and PBHG Fund Services Dated January 1, 1998. Incorporated Herein by Reference to PEA No. 35.

             (Y) Rule 18F-3 Multiple Class Plan Dated November 20, 1995 and Schedule a Dated April 1, 1997. Incorporated Herein by Reference to PEA No. 30.

             (Z) Schedule a Dated December 14, 2000 to Rule 18F-3 Multiple Class Plan Dated November 20, 1995 by and Between Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated Herein by Reference to PEA No. 42.

         14.      Consent of Independent Accountants.

         15.      Financial Statements Omitted Pursuant to Item 14(A)(1) - None.

         16.      Powers of Attorney (Filed Herewith).

         17. Form of Proxy (Previously Filed as Part of This Registration Statement).

         Item 17. Undertakings


             (1) the Undersigned Registrant Agrees That Prior to Any Public Reoffering of the Securities Registered Through the Use of a Prospectus Which is a Part of This Registration Statement by Any Person or Party Who is Deemed to be an Underwriter Within the Meaning of Rule 145(C) of the Securities Act [17 Cfr 230.145C], the Reoffering Prospectus Will Contain the Information Called for by the Applicable Registration Form for Reofferings by Persons Who May be Deemed Underwriters, in Addition to the Information Called for by the Other Items of the Applicable Form.

             (2) the Undersigned Registrant Agrees That Every Prospectus That is Filed Under Paragraph (1) Above Will be Filed as a Part of an Amendment to the Registration Statement and Will Not be Used Until the Amendment is Effective, and That, in Determining Any Liability Under the 1933 Act, Each Post-effective Amendment Shall be Deemed to be a New Registration Statement for the Securities Offered Therein, and the Offering of the Securities At That Time Shall be Deemed to be the Initial Bona Fide Offering of Them.

             (3) an Opinion of Counsel Supporting the Tax Matters and Consequences to Shareholders Discussed in the Prospectus Will be Filed in a Post-effective Amendment to This Registration Statement.

                                   SIGNATURES


As required by the Securities Act of 1933, Pre-Effective Amendment No. 1 to this Registration Statement has been signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 20th day of December, 2000.

                              THE PBHG FUNDS, INC.
                                   Registrant

                                      By:   /S/ HAROLD J. BAXTER
                                            Harold J. Baxter
                                            Chairman and Director

     As required by the Securities Act of 1933, Pre-Effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                   TITLE                                     DATE


/S/ HAROLD J. BAXTER                Chairman and Director                       DECEMBER 20, 2000
--------------------------                                                      -----------------
Harold J. Baxter

           *                        Director                                    DECEMBER 20, 2000
--------------------------                                                      -----------------
John R. Bartholdson

           *                        Director                                    DECEMBER 20, 2000
--------------------------                                                      -----------------
Jettie M. Edwards

           *                        Director                                    DECEMBER 20, 2000
--------------------------                                                      -----------------
Albert A. Miller

/S/ GARY L. PILGRIM                 President                                   DECEMBER 20, 2000
--------------------------                                                      -----------------
Gary L. Pilgrim

/S/ MEGHAN M. MAHON                 Vice President &                            DECEMBER 20, 2000
--------------------------          Assistant Secretary                         -----------------
Meghan M. Mahon

/S/ LEE T. CUMMINGS                 Treasurer, Chief Financial                  DECEMBER 20, 2000
--------------------------          Officer and Controller                      -----------------
Lee T. Cummings



                               *    By:      /S/ JOHN M. ZERR__
                                             John M. Zerr
                                             Attorney-in-Fact

                              THE PBHG FUNDS, INC.

                       Registration Statement on Form N-14

                                  Exhibit Index




EXHIBIT NO.                       ITEM

12 Form of Opinion of counsel regarding the tax matters and consequences to shareholders

14               Consent of PricewaterhouseCoopers

16               Powers of Attorney